Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97 .2% ) Value
Angola (2.5%)
Angola Government International
Bond
$ 1,000,000 9.500%,  11/12/2025 $ 980,040
13,000,000 8.250%,  5/9/2028 11,729,900
6,000,000 8.750%,  4/14/2032
a
5,148,912
2,000,000 9.125%,  11/26/2049 1,580,612
Total 19,439,464
Argentina (1.7%)
Argentina Government International
Bond
1,800,000 0.750%,  7/9/2030
b
727,316
22,200,000 3.625%,  7/9/2035
b
7,407,864
15,700,000 3.500%,  7/9/2041
b
5,229,543
Total 13,364,723
Azerbaijan (0.7%)
Azerbaijan Government
International Bond
5,900,000 3.500%,  9/1/2032 5,050,990
Total 5,050,990
Bahrain (2.1%)
Bahrain Government International
Bond
1,000,000 4.250%,  1/25/2028 928,750
1,000,000 5.250%,  1/25/2033 877,530
3,000,000 5.625%,  5/18/2034
a
2,660,550
1,000,000 7.750%,  4/18/2035
a
1,029,782
6,000,000 7.500%,  9/20/2047
a
5,525,712
1,000,000 7.500%,  9/20/2047 920,952
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 3,985,000
Total 15,928,276
Brazil (2.3%)
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 4,264,079
3,000,000 2.875%,  6/6/2025 2,896,592
1,000,000 4.500%,  5/30/2029 955,307
5,000,000 3.875%,  6/12/2030 4,523,635
4,300,000 5.000%,  1/27/2045 3,412,483
2,000,000 5.625%,  2/21/2047 1,697,511
Total 17,749,607
Canada (1.0%)
Canacol Energy, Ltd.
3,000,000 5.750%,  11/24/2028
a
2,064,821
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a
5,431,332
Total 7,496,153
Cayman Islands (0.3%)
Oryx Funding, Ltd.
2,200,000 5.800%,  2/3/2031 2,180,750
Total 2,180,750
Chile (3.1%)
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,087,920
Principal
Amount Long-Term Fixed Income (97.2%) Value
Chile (3.1%) - continued
$ 8,500,000 3.500%,  1/25/2050 $ 6,267,230
1,200,000 3.125%,  1/21/2026 1,165,349
2,600,000 3.240%,  2/6/2028
c
2,464,668
8,850,000 2.550%,  7/27/2033 7,287,285
2,000,000 3.500%,  1/31/2034 1,764,774
2,000,000 4.340%,  3/7/2042 1,762,147
Corporacion Nacional del Cobre
de Chile
2,000,000 6.440%,  1/26/2036
a
2,041,920
Total 23,841,293
Colombia (3.1%)
Colombia Government International
Bond
3,375,000 3.875%,  4/25/2027 3,195,740
786,000 3.125%,  4/15/2031 628,158
1,000,000 7.500%,  2/2/2034 1,022,239
1,000,000 8.000%,  11/14/2035 1,052,885
1,500,000 7.375%,  9/18/2037 1,497,228
10,500,000 6.125%,  1/18/2041 9,141,405
3,000,000 4.125%,  2/22/2042 2,029,489
1,605,000 5.625%,  2/26/2044 1,276,338
3,000,000 5.000%,  6/15/2045
c
2,183,740
Ecopetrol SA
1,000,000 8.875%,  1/13/2033 1,055,923
1,000,000 8.375%,  1/19/2036 1,012,700
Total 24,095,845
Costa Rica (1.4%)
Costa Rica Government
International Bond
1,000,000 7.300%,  11/13/2054
a
1,046,403
3,000,000 6.550%,  4/3/2034
a
3,069,010
6,900,000 7.000%,  4/4/2044 6,989,438
Total 11,104,851
Dominican Republic (4.3%)
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
a
1,317,811
1,000,000 5.950%,  1/25/2027
a
1,001,999
3,000,000 5.500%,  2/22/2029
a
2,902,070
4,500,000 4.875%,  9/23/2032
a
4,010,945
130,000,000 11.250%,  9/15/2035
a,d
2,365,269
2,500,000 7.450%,  4/30/2044
a
2,598,083
3,900,000 6.850%,  1/27/2045 3,804,411
8,300,000 6.500%,  2/15/2048
a
7,846,540
8,000,000 6.400%,  6/5/2049
a
7,368,644
Total 33,215,772
Ecuador (1.0%)
Ecuador Government International
Bond
2,500,000 6.000%,  7/31/2030
b
1,305,808
14,800,000 3.500%,  7/31/2035
b
6,015,056
Total 7,320,864
Egypt (2.3%)
Egypt Government International
Bond
2,500,000 7.500%,  2/16/2061
a
1,432,355
2,000,000 8.875%,  5/29/2050
a
1,251,032
2,000,000 8.750%,  9/30/2051
a
1,242,260
500,000 8.150%,  11/20/2059
a
300,969

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Egypt (2.3%) - continued
$ 1,500,000 3.875%,  2/16/2026 $ 1,215,480
3,300,000 7.600%,  3/1/2029 2,429,275
3,500,000 7.053%,  1/15/2032
a
2,345,140
3,000,000 8.500%,  1/31/2047 1,828,350
9,000,000 7.903%,  2/21/2048 5,332,518
Total 17,377,379
El Salvador (0.8%)
El Salvador Government
International Bond
3,300,000 8.625%,  2/28/2029
c
2,974,950
4,500,000 7.625%,  2/1/2041 3,386,250
Total 6,361,200
Gabon (0.3%)
Gabon Government International
Bond
662,000 6.950%,  6/16/2025 636,155
2,000,000 6.625%,  2/6/2031 1,631,840
Total 2,267,995
Ghana (1.0%)
Ghana Government International
Bond
2,000,000 6.375%,  2/11/2027
e
895,620
3,000,000 7.750%,  4/7/2029
a,e
1,326,000
3,556,000 8.625%,  4/7/2034
a,e
1,569,085
1,444,000 8.625%,  4/7/2034
e
637,165
4,000,000 7.875%,  2/11/2035
a,e
1,766,416
4,000,000 8.875%,  5/7/2042
e
1,745,160
Total 7,939,446
Guatemala (1.4%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a
904,865
4,590,000 4.500%,  5/3/2026 4,450,333
2,200,000 4.375%,  6/5/2027 2,102,549
3,000,000 5.375%,  4/24/2032 2,868,089
1,000,000 4.650%,  10/7/2041
a,c
795,094
Total 11,120,930
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 954,217
Total 954,217
Hungary (1.3%)
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
2,970,000
2,000,000 2.125%,  9/22/2031 1,597,500
3,000,000 6.250%,  9/22/2032
a
3,130,710
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,519,360
Total 10,217,570
Indonesia (5.0%)
Indonesia Government International
Bond
2,000,000 4.125%,  1/15/2025 1,987,178
6,100,000 4.750%,  1/8/2026
a
6,084,966
Principal
Amount Long-Term Fixed Income (97.2%) Value
Indonesia (5.0%) - continued
$ 3,700,000 4.100%,  4/24/2028 $ 3,608,921
3,400,000 6.625%,  2/17/2037
a
3,861,296
2,000,000 7.750%,  1/17/2038
a
2,491,648
726,000 6.750%,  1/15/2044
a
848,880
4,000,000 5.125%,  1/15/2045
a
3,925,091
1,200,000 5.250%,  1/8/2047
a
1,191,344
1,500,000 4.350%,  1/11/2048 1,304,387
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,582,786
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 786,327
2,000,000 3.375%,  2/5/2030 1,800,000
2,400,000 5.250%,  10/24/2042 2,214,635
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,472,729
1,500,000 4.400%,  6/6/2027
a
1,484,047
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 3,988,800
Total 38,633,035
Ivory Coast (2.3%)
Ivory Coast Government
International Bond
16,000,000 6.125%,  6/15/2033
c
14,386,560
3,000,000 8.250%,  1/30/2037
a
2,980,500
Total 17,367,060
Jersey (1.4%)
Galaxy Pipeline Assets Bidco, Ltd.
4,247,200 2.160%,  3/31/2034 3,645,215
6,500,000 2.625%,  3/31/2036
a
5,278,759
1,866,240 2.940%,  9/30/2040
a
1,494,000
Total 10,417,974
Jordan (0.8%)
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,443,770
4,500,000 5.850%,  7/7/2030 4,027,500
Total 6,471,270
Kazakhstan (0.9%)
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 4,413,000
KazMunayGas National Company
JSC
1,000,000 3.500%,  4/14/2033 818,020
1,700,000 5.750%,  4/19/2047 1,474,070
Total 6,705,090
Kenya (0.6%)
Kenya Government International
Bond
3,000,000 6.875%,  6/24/2024 2,913,750
1,500,000 8.000%,  5/22/2032 1,319,484
Total 4,233,234

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Lebanon (0.1%)
Lebanon Government International
Bond
$ 10,000,000 6.650%,  4/22/2024
e
$ 574,800
3,000,000 6.600%,  11/27/2026
e
163,560
5,000,000 6.850%,  3/23/2027
e
283,680
Total 1,022,040
Luxembourg (0.6%)
EIG Pearl Holdings SARL
3,500,000 3.545%,  8/31/2036
a
2,950,850
Greensaif Pipelines Bidco SARL
2,000,000 6.129%,  2/23/2038
a
2,047,772
Total 4,998,622
Malaysia (1.2%)
Petronas Capital, Ltd.
3,500,000 4.550%,  4/21/2050 3,093,665
6,400,000 3.500%,  4/21/2030 5,929,474
Total 9,023,139
Mexico (6.1%)
America Movil SAB de CV
3,000,000 5.375%,  4/4/2032
a
2,793,985
Comision Federal de Electricidad
1,000,000 3.875%,  7/26/2033
a
810,219
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 7,216,863
781,000 4.150%,  3/28/2027 770,190
885,000 3.750%,  1/11/2028 849,639
2,000,000 5.400%,  2/9/2028 2,034,954
1,000,000 3.500%,  2/12/2034 836,998
2,000,000 6.000%,  5/7/2036 2,036,929
5,800,000 6.050%,  1/11/2040 5,784,816
2,000,000 4.600%,  2/10/2048 1,615,762
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 9,997,233
1,000,000 8.750%,  6/2/2029 965,961
6,200,000 5.950%,  1/28/2031 4,892,265
1,915,000 6.700%,  2/16/2032 1,563,560
6,600,000 6.625%,  6/15/2035 4,967,924
Total 47,137,298
Mongolia (0.2%)
Mongolia Government International
Bond
1,700,000 5.125%,  4/7/2026 1,637,044
Total 1,637,044
Morocco (0.4%)
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 2,040,000
OCP SA
1,500,000 5.125%,  6/23/2051 1,080,630
Total 3,120,630
Mozambique (1.2%)
Mozambique Government
International Bond
10,861,000 9.000%,  9/15/2031 9,364,354
Total 9,364,354
Principal
Amount Long-Term Fixed Income (97.2%) Value
Namibia (0.3%)
Namibia Government International
Bond
$ 2,000,000 5.250%,  10/29/2025 $ 1,969,440
Total 1,969,440
Netherlands (1.3%)
AES Andres BV
2,000,000 5.700%,  5/4/2028
a
1,840,000
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
2,760,000
Majapahit Holding BV
2,000,000 7.875%,  6/29/2037 2,367,848
Petrobras Global Finance BV
3,000,000 6.500%,  7/3/2033 2,977,146
Total 9,944,994
Nigeria (2.1%)
Nigeria Government International
Bond
13,100,000 7.875%,  2/16/2032 11,356,652
1,000,000 7.375%,  9/28/2033
a
821,500
5,000,000 7.696%,  2/23/2038 3,932,600
Total 16,110,752
Oman (3.1%)
Oman Government International
Bond
4,000,000 4.875%,  2/1/2025 3,960,000
5,000,000 4.750%,  6/15/2026
a
4,915,450
4,000,000 5.625%,  1/17/2028
a
4,030,640
2,500,000 7.375%,  10/28/2032
a
2,781,250
8,500,000 6.750%,  1/17/2048
a
8,538,284
Total 24,225,624
Pakistan (0.9%)
Pakistan Government International
Bond
2,000,000 6.000%,  4/8/2026
a
1,550,000
4,500,000 6.875%,  12/5/2027 3,268,800
3,000,000 7.375%,  4/8/2031
a
1,949,100
Total 6,767,900
Panama (2.0%)
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,482,000
Panama Bonos del Tesoro
6,000,000 3.362%,  6/30/2031 4,641,000
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,162,793
1,000,000 3.750%,  3/16/2025 974,878
5,079,000 6.700%,  1/26/2036 4,876,406
Total 15,137,077
Paraguay (1.6%)
Paraguay Government International
Bond
4,800,000 5.400%,  3/30/2050 4,124,438
3,500,000 4.700%,  3/27/2027 3,441,033
2,000,000 5.850%,  8/21/2033
a
1,988,522
1,000,000 6.100%,  8/11/2044 953,734

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Paraguay (1.6%) - continued
$ 2,000,000 5.600%,  3/13/2048 $ 1,779,967
Total 12,287,694
Peru (2.9%)
Fondo Mivivienda SA
2,000,000 4.625%,  4/12/2027
a
1,944,707
Peru Government International
Bond
11,000,000 2.783%,  1/23/2031 9,546,592
1,100,000 8.750%,  11/21/2033 1,370,916
2,000,000 3.000%,  1/15/2034
c
1,667,591
6,000,000 3.300%,  3/11/2041 4,554,431
Petroleos del Peru SA
4,500,000 5.625%,  6/19/2047
a
2,870,934
Total 21,955,171
Philippines (1.6%)
Philippines Government
International Bond
3,000,000 3.750%,  1/14/2029 2,881,589
5,025,000 7.750%,  1/14/2031 5,887,235
1,625,000 6.375%,  10/23/2034 1,807,716
2,420,000 3.950%,  1/20/2040 2,107,405
Total 12,683,945
Poland (0.6%)
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,504,995
Poland Government International
Bond
3,000,000 4.875%,  10/4/2033 2,990,100
Total 4,495,095
Qatar (3.2%)
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,200,000
6,000,000 3.375%,  3/14/2024
a
5,978,400
3,000,000 3.250%,  6/2/2026
a
2,909,820
1,000,000 3.750%,  4/16/2030
a
966,046
1,000,000 5.750%,  1/20/2042
a
1,065,556
8,000,000 4.817%,  3/14/2049
a
7,440,000
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,219,760
Total 24,779,582
Romania (2.7%)
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,952,000
2,000,000 3.000%,  2/27/2027 1,866,040
6,000,000 5.250%,  11/25/2027
a
5,941,140
1,000,000 6.625%,  2/17/2028
a
1,035,150
4,000,000 3.000%,  2/14/2031 3,397,520
2,000,000 3.625%,  3/27/2032
a
1,728,816
2,000,000 7.125%,  1/17/2033
a
2,157,280
1,500,000 6.375%,  1/30/2034
a
1,531,857
Total 20,609,803
Saudi Arabia (3.7%)
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 7,526,000
Principal
Amount Long-Term Fixed Income (97.2%) Value
Saudi Arabia (3.7%) - continued
$ 6,300,000 3.250%,  10/26/2026
a
$ 6,032,250
4,000,000 3.625%,  3/4/2028
a
3,834,144
2,300,000 4.375%,  4/16/2029
a
2,256,300
5,000,000 2.250%,  2/2/2033
a
4,037,500
1,500,000 4.500%,  10/26/2046 1,275,000
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,786,912
Total 28,748,106
Senegal (0.8%)
Senegal Government International
Bond
1,500,000 6.250%,  7/30/2024 1,483,860
4,700,000 6.250%,  5/23/2033 4,070,153
1,000,000 6.750%,  3/13/2048 748,822
Total 6,302,835
Serbia (0.7%)
Serbia Government International
Bond
2,000,000 6.250%,  5/26/2028
a
2,036,860
3,500,000 6.500%,  9/26/2033
a
3,567,690
Total 5,604,550
South Africa (2.2%)
Eskom Holdings SOC, Ltd.
1,000,000 7.125%,  2/11/2025 994,940
6,000,000 6.350%,  8/10/2028
a
5,812,380
2,000,000 8.450%,  8/10/2028 1,996,056
South Africa Government
International Bond
3,500,000 6.250%,  3/8/2041 2,948,225
2,000,000 5.375%,  7/24/2044 1,486,592
5,100,000 5.650%,  9/27/2047 3,786,750
Total 17,024,943
Sri Lanka (0.9%)
Sri Lanka Government International
Bond
6,000,000 6.825%,  7/18/2026
e
3,109,748
5,000,000 6.200%,  5/11/2027
e
2,543,046
1,000,000 6.750%,  4/18/2028
e
510,413
2,000,000 7.550%,  3/28/2030
e
1,009,618
Total 7,172,825
Trinidad and Tobago (0.7%)
Heritage Petroleum Company, Ltd.
1,000,000 9.000%,  8/12/2029
a
1,057,000
Telecommunications Services of
Trinidad and Tobago, Ltd.
4,300,000 8.875%,  10/18/2029
a
3,977,500
Total 5,034,500
Turkey (3.5%)
Turkiye Government International
Bond
2,000,000 5.750%,  3/22/2024 1,997,500
4,000,000 6.375%,  10/14/2025 3,987,600
5,600,000 6.125%,  10/24/2028 5,369,000
4,800,000 6.500%,  9/20/2033
c
4,381,440
2,639,000 6.875%,  3/17/2036 2,397,822
4,435,000 6.750%,  5/30/2040 3,836,496
2,000,000 6.000%,  1/14/2041 1,592,260

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Turkey (3.5%) - continued
$ 1,000,000 4.875%,  4/16/2043 $ 675,000
1,800,000 5.750%,  5/11/2047 1,310,328
Turkiye Ihracat Kredi Bankasi AS
1,500,000 9.375%,  1/31/2026
a
1,563,912
Total 27,111,358
Ukraine (0.6%)
State Agency of Roads of Ukraine
3,000,000 6.250%,  6/24/2028
a,e
753,588
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2026
e
515,592
3,000,000 7.750%,  9/1/2028
e
749,280
1,900,000 9.750%,  11/1/2030
e
502,668
2,000,000 6.876%,  5/21/2031
e
429,892
7,500,000 7.375%,  9/25/2034
e
1,701,750
Total 4,652,770
United Arab Emirates (2.8%)
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
2,001,305
3,000,000 3.000%,  9/15/2051
a
2,032,752
3,000,000 3.125%,  5/3/2026
a
2,900,526
8,500,000 2.500%,  9/30/2029
a,c
7,703,125
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
a
3,848,148
United Arab Emirates Government
International Bond
3,000,000 4.050%,  7/7/2032
a
2,904,810
Total 21,390,666
United Kingdom (0.3%)
NAK Naftogaz Ukraine via Kondor
Finance plc
4,000,000 7.625%,  11/8/2028
a
2,056,224
Total 2,056,224
Uruguay (2.1%)
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 2,828,543
2,000,000 5.100%,  6/18/2050 1,943,695
11,840,312 4.375%,  1/23/2031 11,667,001
Total 16,439,239
Uzbekistan (0.9%)
Uzbekistan Government
International Bond
1,000,000 7.850%,  10/12/2028
a
1,036,600
1,000,000 3.700%,  11/25/2030 817,500
4,000,000 3.900%,  10/19/2031
a
3,241,760
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,665,464
Total 6,761,324
Vietnam (0.7%)
Vietnam Government International
Bond
5,400,000 4.800%,  11/19/2024 5,340,600
Total 5,340,600
Principal
Amount Long-Term Fixed Income (97.2%) Value
Virgin Islands, British (3.3%)
Sinopec Group Overseas
Development 2017, Ltd.
$ 5,000,000 3.625%,  4/12/2027 $ 4,861,670
Sinopec Group Overseas
Development 2018, Ltd.
6,200,000 2.300%,  1/8/2031 5,395,116
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 12,002,239
3,000,000 3.500%,  5/4/2027 2,907,070
Total 25,166,095
Zambia (0.2%)
Zambia Government International
Bond
2,000,000 8.500%,  4/14/2024
e
1,264,096
Total 1,264,096
Total Long-Term Fixed Income
(cost $865,908,801) 748,195,323
Shares
Collateral Held for Securities
Loaned ( 2 .7% )
20,617,495 Thrivent Cash Management Trust 20,617,495
Total Collateral Held for
Securities Loaned
(cost $20,617,495) 20,617,495
Shares Short-Term Investments ( 1 .4% )
Thrivent Core Short-Term Reserve
Fund
1,077,139 5.670% 10,771,386
Total Short-Term Investments
(cost $10,771,386) 10,771,386
Total Investments (cost
$897,297,682) 101.3% $ 779,584,204
Other Assets and Liabilities,
Net (1.3%) (10,128,972)
Total Net Assets 100.0% $ 769,455,232
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $265,400,902 or
34.5% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2024.
c All or a portion of the security is on loan.
d Principal amount is displayed in Dominican Republic Pesos.
e Defaulted security.  Interest is not being accrued.

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of January 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 19,632,411
Total lending $19,632,411
Gross amount payable upon return of
collateral for securities loaned $20,617,495
Net amounts due to counterparty $985,084
Definitions:
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 9,531,485 – 9,531,485 –
Energy 71,195,773 – 71,195,773 –
Financials 1,504,995 – 1,504,995 –
Foreign Government 649,036,732 – 649,036,732 –
Transportation 1,482,000 – 1,482,000 –
Utilities 15,444,338 – 15,444,338 –
Subtotal Investments in Securities $ 748,195,323 $ – $ 748,195,323 $ –
Other Investments  * Total
Affiliated Short-Term Investments 10,771,386
Collateral Held for Securities Loaned 20,617,495
Subtotal Other Investments $ 31,388,881
Total Investments at Value $ 779,584,204
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 11,288 $ 22,959 $ 23,476 $ 10,771 1,077 1.4%
Total Affiliated Short-Term Investments 11,288 10,771 1.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,593 32,910 35,886 20,617 20,617 2.7
Total Collateral Held for Securities Loaned 23,593 20,617 2.7
Total Value $ 34,881 $ 31,388
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $ 168
Total Income/Non Cash Income from Affiliated
Investments $ 168
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 44
Total Affiliated Income from Securities Loaned, Net $ 44
Total Value $– $– $ –

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Belgium (<0.1%)
3,303 Titan Cement International SA $ 85,134
Total 85,134
Brazil (6.7%)
82,200 Ambev SA 217,180
167,700 Atacadao SA 354,396
145,300 Azul SA
a
393,868
215,000 B3 SA - Brasil Bolsa Balcao 567,617
34,000 Banco ABC Brasil SA 162,369
183,755 Banco Bradesco SA ADR 569,640
3,900 Banco BTG Pactual SA 28,401
175,400 Banco do Brasil SA 2,001,679
149,319 Centrais Eletricas Brasileiras SA
ADR
b
1,233,375
26,491 Companhia Paranaense de Energia
ADR
b
215,372
6,622 Companhia Paranaense de Energia
ADR
a,b
48,142
253,418 Companhia Siderurgica Nacional
SA ADR
b
894,566
241,400 CPFL Energia SA 1,765,283
36,000 Cury Construtora e Incorporadora
SA 134,499
120,100 Dexco SA 187,384
125,800 Enauta Participacoes SA 479,139
176,869 Gerdau SA ADR 748,156
403,100 Iochpe-Maxion SA 1,005,635
558,320 Itau Unibanco Holding SA ADR 3,684,912
877,995 Itausa SA 1,779,241
94,719 Jalles Machado SA 141,283
185,600 JBS S/A 879,974
15,400 Localiza Rent a Car SA 169,125
127,400 Metalurgica Gerdau SA 255,602
60,600 Movida Participacoes SA 114,610
337,300 Petroleo Brasileiro SA 2,774,297
101,436 Petroleo Brasileiro SA ADR 1,731,512
41,500 PRIO SA/Brazil 369,231
227,100 Randon SA Implementos e
Participacoes 534,471
248,500 Telefonica Brasil SA 2,573,077
670,800 TIM SA/Brazil 2,358,577
254,270 Vale SA ADR 3,480,956
140,000 Vibra Energia SA 672,533
Total 32,526,102
Cayman Islands (11.6%)
942,004 Alibaba Group Holding, Ltd. 8,448,813
33,019 Baidu.com, Inc. ADR
a
3,477,231
853,000 China Feihe, Ltd.
c
390,789
1,329,000 China Mengniu Dairy Company,
Ltd. 2,944,692
872,000 China Resources Building Materials
Technology Holdings, Ltd. 139,676
111,600 Chow Tai Fook Jewellery Group,
Ltd. 151,183
666,000 Consun Pharmaceutical Group,
Ltd. 454,002
261,000 Geely Automobile Holdings, Ltd. 247,391
84,331 Hello Group, Inc. ADR 495,023
114,248 JD.com, Inc. 1,288,276
70,775 JOYY, Inc. ADR 2,169,962
50,000 Kingboard Holdings, Ltd. 88,995
948,500 Li Ning Company, Ltd. 2,026,301
259,620 Meituan
a,c
2,088,183
91,500 NetDragon Websoft Holdings, Ltd. 125,328
Shares Common Stock (97.9%) Value
Cayman Islands (11.6%) - continued
8,358 NetEase, Inc. ADR $ 816,075
40,273 PDD Holdings, Inc. ADR
a
5,109,435
518,000 Seazen Group, Ltd.
a
71,231
4,912,000 Shui On Land, Ltd. 440,808
806,000 Sino Biopharmaceutical, Ltd. 290,834
235,600 Sunny Optical Technology (Group)
Company, Ltd. 1,448,089
89,234 TAL Education Group ADR
a
949,450
516,100 Tencent Holdings, Ltd. 17,914,513
273,080 Tencent Music Entertainment Group
ADR
a
2,566,952
161,600 Tongcheng Travel Holdings, Ltd.
a
329,641
208,000 Topsports International Holdings,
Ltd.
c
134,822
925,600 Xiaomi Corporation
a,c
1,458,310
349,500 Zhongsheng Group Holdings, Ltd. 589,965
Total 56,655,970
Chile (0.5%)
5,101 Banco de Chile ADR 113,344
8,833 Banco de Credito e Inversiones SA 233,888
302,031 Cencosud SA 525,615
3,617,644 Colbun SA 513,427
125,416 Embotelladora Andina SA 319,542
155,820 Empresas CMPC SA 253,890
251,806 S.A.C.I. Falabella
a
597,665
Total 2,557,371
China (11.9%)
11,617,800 Agricultural Bank of China, Ltd. 6,295,665
2,631,500 Aluminum Corporation of China,
Ltd., Class A 2,091,640
4,418,000 Aluminum Corporation of China,
Ltd., Class H 2,153,162
243,500 Anhui Conch Cement Company,
Ltd., Class H 487,714
5,059,300 Bank of China, Ltd., Class A 3,045,906
488,000 Bank of China, Ltd., Class H 183,132
3,022,700 Bank of Communications
Company, Ltd. 2,529,700
3,470,513 Baoshan Iron & Steel Company,
Ltd. 2,976,597
5,655,400 BOE Technology Group Company,
Ltd. 2,836,014
17,000 BYD Company, Ltd., Class H 380,633
5,246,000 CGN Power Company, Ltd.
c
1,470,060
421,300 China Construction Bank
Corporation, Class A 403,107
676,000 China Construction Bank
Corporation, Class H 401,452
535,100 China Merchants Securities
Company, Ltd. 997,555
9,900 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 12,119
2,100,000 China National Building Material
Company, Ltd. 740,763
3,987,000 China Petroleum & Chemical
Corporation, Class H 2,074,051
1,603,000 China Railway Group, Ltd. 733,112
53,200 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 387,826
8,000 China Tourism Group Duty Free
Corporation, Ltd.
c
70,158
573,500 China United Network
Communications, Ltd. 360,956

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.9%) Value
China (11.9%) - continued
2,640,000 CMOC Group, Ltd. $ 1,446,070
566,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 595,181
3,920,000 CRRC Corporation, Ltd. 1,821,990
745,500 Foxconn Industrial Internet
Company, Ltd. 1,379,788
101,600 Fuyao Glass Industry Group
Company, Ltd., Class H
c
459,325
698,000 Great Wall Motor Company, Ltd.,
Class H 687,256
388,800 Gree Electric Appliances, Inc. of
Zhuhai 1,912,172
4,557,160 Greenland Holdings Corporation,
Ltd.
a
1,340,597
288,900 Guotai Junan Securities Company,
Ltd. 588,642
176,800 Huatai Securities Company, Ltd.
c
208,575
1,521,300 Huaxia Bank Company, Ltd. 1,283,775
174,000 Jiangsu Hengrui Medicine
Company, Ltd. 909,943
1,502,000 Jiangxi Copper Company, Ltd.,
Class H 2,100,593
4,113,000 People's Insurance Company
(Group) of China, Ltd. 1,278,641
796,300 PetroChina Company, Ltd., Class A 927,690
2,284,000 PetroChina Company, Ltd., Class H 1,652,168
605,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 2,543,144
685,100 Poly Developments and Holdings
Group Company, Ltd. 914,285
196,400 Seazen Holdings Company, Ltd.
a
270,685
1,999,500 Shenwan Hongyuan Group
Company, Ltd. 1,218,190
1,721,000 Shenzhen Overseas Chinese Town
Company, Ltd.
a
708,201
169,100 Shenzhou International Group
Holdings, Ltd. 1,505,904
38,700 Sichuan Kelun Pharmaceutical
Company, Ltd. 124,733
562,000 Tong Ren Tang Technologies
Company, Ltd. 407,012
76,000 Tsingtao Brewery Company, Ltd. 433,711
456,000 Wanda Film Holding Company,
Ltd.
a
701,870
54,200 ZTE Corporation 94,187
Total 58,145,650
Colombia (<0.1%)
8,687 Bancolombia SA 73,084
Total 73,084
Cyprus (<0.1%)
71,245 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic (0.4%)
56,103 Komercni Banka AS 1,840,609
285 Philip Morris CR 198,457
Total 2,039,066
Greece (0.1%)
117,846 Eurobank Ergasias Services and
Holdings SA
a
227,585
9,507 Mytilineos SA 390,419
Shares Common Stock (97.9%) Value
Greece (0.1%) - continued
11,658 National Bank of Greece SA
a
$ 88,636
Total 706,640
Hong Kong (1.0%)
1,404,500 China Overseas Land &
Investment, Ltd. 2,124,714
313,440 CSPC Pharmaceutical Group, Ltd. 230,595
1,280,000 Weichai Power Company, Ltd.,
Class H 2,259,794
96,000 Yuexiu Property Company, Ltd. 60,116
Total 4,675,219
Hungary (0.7%)
125,090 MOL Hungarian Oil & Gas plc 1,025,181
53,129 OTP Bank Nyrt 2,461,402
Total 3,486,583
India (19.9%)
3,195 ABB India, Ltd. 179,945
27,555 Angel One, Ltd. 1,087,285
13,046 Asian Paints, Ltd. 463,414
144,710 Axis Bank, Ltd. 1,860,582
67,884 Bajaj Auto, Ltd. 6,275,399
6,031 Bajaj Finserv, Ltd. 118,166
208,710 Bharat Petroleum Corporation, Ltd. 1,265,003
65,049 Birlasoft, Ltd. 664,574
7,331 Ceat, Ltd. 234,059
14,397 Chennai Petroleum Corporation,
Ltd. 147,919
257,213 Cipla, Ltd. 4,183,363
143,919 Coal India, Ltd. 704,680
6,116 CRISIL, Ltd. 301,747
28,125 Cummins India, Ltd. 777,066
1,639 Dixon Technologies India, Ltd. 118,370
42,333 Gujarat State Petronet, Ltd. 187,466
225,845 HCL Technologies, Ltd. 4,283,309
81,008 HDFC Asset Management
Company, Ltd.
c
3,494,350
104,379 Hero MotoCorp, Ltd. 5,810,905
51,756 Hindalco Industries, Ltd. 360,458
54,172 Hindustan Petroleum Corporation,
Ltd.
a
302,321
61,638 ICICI Bank, Ltd. ADR 1,503,967
7,377 ICICI Securities, Ltd.
c
72,887
1,434,791 Indian Oil Corporation, Ltd. 2,540,827
10,035 Indraprastha Gas, Ltd. 52,059
212,010 Infosys, Ltd. ADR 4,210,519
173,590 Jindal Saw, Ltd. 1,088,302
120,667 JK Tyre & Industries, Ltd. 766,418
166,310 Kotak Mahindra Bank, Ltd. 3,655,299
73,070 KPIT Technologies, Ltd. 1,364,635
105,630 Larsen & Toubro, Ltd. 4,422,228
17,456 LTIMindtree, Ltd.
c
1,143,347
224,085 Manappuram Finance, Ltd. 498,375
2,761 Maruti Suzuki India, Ltd. 338,640
736 MRF, Ltd. 1,262,042
4,052 Mrs Bectors Food Specialities, Ltd. 57,985
16,640 Nestle India, Ltd. 501,938
17,721 Nippon Life India Asset
Management, Ltd.
c
111,776
1,602,850 Oil & Natural Gas Corporation, Ltd. 4,869,003
12,928 Persistent Systems, Ltd. 1,297,479
32,685 PI Industries, Ltd. 1,328,227
40,770 Pidilite Industries, Ltd. 1,242,632
39,948 Polycab India, Ltd. 2,088,100

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.9%) Value
India (19.9%) - continued
770,466 Power Finance Corporation, Ltd. $ 4,113,990
498,058 REC, Ltd. 2,991,915
105,399 Reliance Industries, Ltd. 3,621,143
493,357 Samvardhana Motherson
International, Ltd. 672,602
734,671 State Bank of India 5,674,874
7,956 Supreme Industries, Ltd. 395,831
153,792 Tata Consultancy Services, Ltd. 7,063,841
158,058 Tata Motors, Ltd. 1,682,187
20,614 Torrent Power, Ltd. 258,149
22,633 UltraTech Cement, Ltd. 2,767,382
162,572 Welspun Living, Ltd. 321,379
Total 96,800,359
Indonesia (2.8%)
10,874,500 Bank Central Asia Tbk PT 6,579,360
4,841,100 Bank Mandiri Persero Tbk PT
a
2,038,179
14,484,200 Bank Rakyat Indonesia Persero
Tbk PT 5,217,724
Total 13,835,263
Kuwait (0.8%)
88,605 HumanSoft Holding Company
KSCC 989,206
48,173 Kuwait Finance House KSCP 120,746
143,899 Mobile Telecommunications
Company KSCP 245,936
697,822 National Bank of Kuwait KSC 2,221,883
129,867 National Industries Group Holding 100,646
Total 3,678,417
Luxembourg (0.2%)
43,906 Reinet Investments SCA 1,100,411
Total 1,100,411
Malaysia (0.5%)
439,700 Hong Leong Bank Bhd 1,784,484
117,300 IOI Corporation Bhd 98,901
31,400 Petronas Dagangan Bhd 141,665
383,868 Sports Toto Bhd
a
120,923
92,600 Ta Ann Holdings Bhd 72,240
Total 2,218,213
Mexico (2.0%)
16,486 America Movil SAB de CV ADR 297,572
135,500 Arca Continental SAB de CV 1,540,519
141,324 Cemex SAB de CV ADR
a
1,170,163
30,371 Coca-Cola FEMSA SAB de CV ADR 2,883,423
2,566 Fomento Economico Mexicano SAB
de CV ADR 347,795
101,200 Grupo Financiero Banorte SAB de
CV ADR 1,029,022
218,700 Grupo Mexico SAB de CV 1,127,331
423,100 Megacable Holdings SAB de CV 1,081,626
55,100 Wal-Mart de Mexico SAB de CV 227,584
Total 9,705,035
Netherlands (<0.1%)
27,784 NEPI Rockcastle NV 187,101
Total 187,101
Shares Common Stock (97.9%) Value
Philippines (0.2%)
47,580 SM Investments Corporation $ 759,601
Total 759,601
Poland (1.5%)
47,620 Asseco Poland SA 867,463
30,310 Bank Polska Kasa Opieki SA 1,165,908
2,622 Budimex SA 449,207
19,052 KGHM Polska Miedz SA 530,801
159 LPP SA 618,266
4,328 Orlen SA 67,484
158,924 Powszechna Kasa Oszczednosci
Bank Polski SA 2,016,433
120,126 Powszechny Zaklad Ubezpieczen
SA 1,446,337
1,248 Santander Bank Polska SA 151,155
Total 7,313,054
Qatar (0.4%)
603,450 Commercial Bank PSQC 869,276
161,643 Doha Bank QPSC 75,570
261,017 Gulf International Services QSC 201,721
69,334 Gulf Warehousing Company 61,889
234,526 Masraf Al Rayan QSC 151,264
145,214 Qatar Gas Transport Company, Ltd. 138,339
27,892 Qatar International Islamic Bank
QSC 79,829
79,667 Qatar National Bank QPSC 338,862
Total 1,916,750
Russian Federation (<0.1%)
647,134 Gazprom PJSC ADR
a,d
65
23,359 LUKOIL PJSC
a,d,e
0
23,091 Mechel PJSC ADR
a,b,d
2
56,865 MMC Norilsk Nickel PJSC ADR
a,d
6
1,696 Novatek PJSC GDR
a,d
0
2,615 Polyus PJSC
a,d
0
1,260,120 Sberbank of Russia PJSC
a,d,e
1
67,230 Sovcomflot OAO
a,d,e
0
2,930,700 Surgutneftegas PJSC
a,d,e
3
257,974 Surgutneftegas PJSC ADR
a,d
26
Total 103
Saudi Arabia (3.6%)
5,352 Al Masane Al Kobra Mining
Company 77,066
265,249 Al Rajhi Bank 5,921,133
7,217 Alinma Bank 79,490
11,112 Almunajem Foods Company 254,453
17,854 Arab National Bank 118,718
19,641 Dr. Sulaiman Al Habib Medical
Services Group Company 1,518,293
13,164 Eastern Province Cement Company 124,967
106,479 Fawaz Abdulaziz Al Hokair &
Company
a
479,130
382,996 Jarir Marketing Company 1,556,454
4,695 National Medical Care Company 237,048
32,978 SABIC Agri-Nutrients Company 1,124,411
207,279 Saudi Arabian Oil Company
c
1,688,514
3,595 Saudi Basic Industries Corporation 74,523
14,927 Saudi Electricity Company 75,321
222,026 Saudi National Bank 2,397,777
32,418 Saudi Public Transport Company
a
174,151
145,268 Saudi Telecom Company 1,580,750
Total 17,482,199

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.9%) Value
South Africa (2.1%)
136,976 Absa Group, Ltd. $ 1,196,009
229,764 AECI, Ltd. 1,237,818
2,534 Anglo American Platinum, Ltd. 107,280
107,705 Aspen Pharmacare Holdings, Ltd. 1,116,485
21,255 Barloworld, Ltd. 85,031
30,182 Coronation Fund Managers, Ltd. 50,237
219,945 DataTec, Ltd. 481,418
195,540 FirstRand, Ltd. 708,191
35,894 Kumba Iron Ore, Ltd. 1,060,208
70,699 Momentum Metropolitan Holdings 79,186
2,597 MTN Group, Ltd. 13,252
9,279 Naspers, Ltd. 1,554,838
56,567 Sasol, Ltd. 491,325
174,179 Standard Bank Group 1,858,219
34,479 Super Group, Ltd. 51,564
Total 10,091,061
South Korea (9.1%)
7,963 Caregen Company, Ltd.
a
127,688
6,334 CJ Corporation
a
444,891
22,819 Green Cross Holdings Corporation
a
252,621
67,654 GS Holdings Corporation
a
2,346,196
5,138 Hanmi Pharm Company, Ltd. 1,246,565
60,820 Hanon Systems 283,864
4,903 Hanwha Corporation
a
99,767
10,841 HD Hyundai Company, Ltd. 577,822
9,044 Hyundai Motor Company 1,315,452
40,601 Kakao Corporation
a
1,587,735
1,269 Korea Zinc Company, Ltd. 449,556
1,161 LG Chem, Ltd. 376,495
758 LG H&H Company, Ltd. 171,801
22,212 Lotte Shopping Company, Ltd.
a
1,365,648
10,889 NAVER Corporation 1,623,791
1,875 NCSoft Corporation
a
276,731
149,597 NH Investment & Securities
Company, Ltd.
a
1,186,950
15,673 PharmaResearch Company, Ltd.
a
1,235,210
7,156 POSCO Holdings, Inc. 2,270,457
2,557 Samsung Biologics Company,
Ltd.
a,c
1,609,561
23,193 Samsung C&T Corporation 2,395,941
312,127 Samsung Electronics Company,
Ltd. 16,959,995
802 Samsung SDI Company, Ltd. 222,574
40,604 Samsung Securities Corporation,
Ltd. 1,141,303
54,850 SD Biosensor, Inc. 426,779
4,619 SK Biopharmaceuticals Company,
Ltd.
a
320,828
29,649 SK Hynix, Inc. 2,969,071
23,040 Yuhan Corporation
a
1,018,351
Total 44,303,643
Taiwan (18.2%)
78,532 ASE Technology Holding Company,
Ltd. ADR 729,562
464,000 Asia Cement Corporation 588,407
52,000 Asustek Computer, Inc. 738,364
1,407,000 Capital Securities Corporation 721,347
1,190,000 Cathay Financial Holding
Company, Ltd. 1,673,413
453,000 Chang Hwa Commercial Bank, Ltd. 252,889
1,472,000 Cheng Shin Rubber Industry
Company, Ltd. 2,134,319
60,000 Chicony Electronics Company, Ltd. 314,594
Shares Common Stock (97.9%) Value
Taiwan (18.2%) - continued
25,000 Chicony Power Technology
Company, Ltd. $ 116,604
67,000 China Steel Chemical Corporation 242,818
665,000 Chipbond Technology Corporation 1,529,790
6,201 Chunghwa Telecom Company, Ltd.
ADR 233,034
174,000 Delta Electronics, Inc. 1,557,055
68,000 ELAN Microelectronics Corporation 325,261
484,000 Feng Hsin Steel Company, Ltd. 1,049,225
79,000 Getac Holdings Corporation 259,782
27,000 Global Mixed Mode Technology,
Inc. 211,816
1,957,000 Inventec Corporation 3,437,116
507,000 Lite-On Technology Corporation 1,755,799
117,000 MediaTek, Inc. 3,610,342
295,000 Micro-Star International Company,
Ltd. 1,711,009
1,292,000 Nan Ya Plastics Corporation 2,503,909
281,000 Novatek Microelectronics
Corporation 4,577,407
711,000 Pegatron Corporation 1,874,318
535,000 Pou Chen Corporation 538,578
41,000 Powertech Technology, Inc. 190,350
58,000 President Chain Store Corporation 489,018
611,000 Quanta Computer, Inc. 4,831,188
45,000 Radiant Opto-Electronics
Corporation 199,005
248,000 Realtek Semiconductor Corporation 3,711,420
35,000 Sigurd Microelectronics
Corporation 75,445
112,000 Systex Corporation 412,582
1,118,874 Taichung Commercial Bank
Company, Ltd.
a
560,961
2,236,650 Taiwan Cooperative Financial
Holding Company, Ltd. 1,814,587
41,000 Taiwan Fertilizer Company, Ltd. 89,030
1,719,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 34,411,802
283,164 Topco Scientific Company, Ltd. 1,696,382
25,000 TTY Biopharm Company, Ltd. 62,059
1,288,000 Uni-President Enterprises
Corporation 2,976,419
139,000 USI Corporation 81,112
68,000 Wistron Corporation 248,970
68,000 WPG Holdings, Ltd. 189,306
4,603,879 Yuanta Financial Holding Company,
Ltd.
a
3,968,979
Total 88,695,373
Thailand (<0.1%)
445,300 Krung Thai Bank pcl NVDR 199,590
Total 199,590
Turkey (0.8%)
61,424 BIM Birlesik Magazalar AS 770,254
208,460 KOC Holding AS 1,100,971
185,197 Turk Hava Yollari Anonim Ortakligi
a
1,660,085
58,724 Turkiye Petrol Rafinerileri AS 289,324
Total 3,820,634
United Arab Emirates (2.3%)
255,837 Abu Dhabi Commercial Bank
PJSC
d
626,889
81,983 Abu Dhabi Islamic Bank PJSC 249,993
1,282,023 Deyaar Development PJSC
a
246,721

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.9%) Value
United Arab Emirates (2.3%) - continued
1,930,764 Dubai Islamic Bank PJSC $ 3,322,242
1,606,155 Emaar Properties PJSC 3,247,440
148,525 Emirates Central Cooling Systems
Corporation 70,766
726,251 Emirates NBD Bank PJSC 3,499,814
Total 11,263,865
United States (0.6%)
82,482 Yum China Holding, Inc. 2,853,052
Total 2,853,052
Virgin Islands, British (<0.1%)
17,004 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $465,485,444) 477,174,543
Shares Preferred Stock ( 1.0% )
Brazil (0.1%)
470,200 Companhia de Sanena Do Parana 532,420
Total 532,420
Russian Federation (<0.1%)
652 Transneft PJSC
a,d,e
0
Total 0
South Korea (0.9%)
3,053 Hyundai Motor Company, 2nd
Preferred 269,768
7,097 Hyundai Motor Company, Preferred 627,533
80,032 Samsung Electronics Company,
Ltd. 3,501,869
Total 4,399,170
Total Preferred Stock
(cost $6,288,329) 4,931,590
Shares
Collateral Held for Securities
Loaned ( 0.3% )
1,649,928 Thrivent Cash Management Trust 1,649,928
Total Collateral Held for
Securities Loaned
(cost $1,649,928) 1,649,928
Shares or
Principal
Amount Short-Term Investments ( 1.2% )
Federal Home Loan Bank Discount
Notes
700,000 5.210%,  4/10/2024
f,g
692,949
Thrivent Core Short-Term Reserve
Fund
524,998 5.670% 5,249,983
Total Short-Term Investments
(cost $5,942,993) 5,942,932
Total Investments (cost
$479,366,694) 100.4% $489,698,993
Other Assets and Liabilities,
Net (0.4%) (2,125,787)
Total Net Assets 100.0% $487,573,206
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $14,400,657 or
3.0% of total net assets.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e All or a portion of the security is on loan.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of January 31, 2024:
Securities Lending Transactions
Common Stock $ 1,601,446
Total lending $1,601,446
Gross amount payable upon return of
collateral for securities loaned $1,649,928
Net amounts due to counterparty $48,482
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Borhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 40,499,991 10,055,849 30,444,142 0
Consumer Discretionary 59,126,900 8,911,937 50,214,963 –
Consumer Staples^ 16,797,969 3,231,218 13,566,751 0
Energy^ 27,589,128 1,731,512 25,857,522 94
Financials 118,309,465 5,871,863 111,810,712 626,890
Health Care 16,159,796 – 16,159,796 –
Industrials 25,280,524 – 25,280,524 –
Information Technology 117,432,273 4,940,081 112,492,192 –
Materials^ 40,465,059 6,293,841 34,171,210 8
Real Estate 9,624,018 – 9,624,018 –
Utilities 5,889,420 1,496,889 4,392,531 –
Preferred Stock
Consumer Discretionary 897,301 – 897,301 –
Energy^ 0 – – 0
Information Technology 3,501,869 – 3,501,869 –
Utilities 532,420 – 532,420 –
Short-Term Investments 692,949 – 692,949 –
Subtotal Investments in Securities $482,799,082 $42,533,190 $439,638,900 $626,992
Other Investments  * Total
Affiliated Short-Term Investments 5,249,983
Collateral Held for Securities Loaned 1,649,928
Subtotal Other Investments $6,899,911
Total Investments at Value $489,698,993
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 346,286 346,286 – –
Total Liability Derivatives $346,286 $346,286 $– $–
The following table presents Emerging Markets Equity Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling
$692,949 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 469 March 2024 $ 23,346,046 ( $ 346,286)
Total Futures Long Contracts $ 23,346,046 ( $ 346,286)
Total Futures Contracts $ 23,346,046 ($346,286)

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $4,761 $32,170 $31,681 $5,250 525 1.1%
Total Affiliated Short-Term Investments 4,761 5,250 1.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4 2,544 898 1,650 1,650 0.3
Total Collateral Held for Securities Loaned 4 1,650 0.3
Total Value $4,765 $6,900
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $53
Total Income/Non Cash Income from Affiliated
Investments $53
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

International Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Australia (6.9%)
3,710 Ansell, Ltd. $ 58,350
176,985 Aristocrat Leisure, Ltd. 5,102,602
106,650 Aurizon Holdings, Ltd. 262,897
33,483 Australia and New Zealand
Banking Group, Ltd. 590,788
174,467 BHP Group, Ltd. 5,337,664
269,946 BlueScope Steel, Ltd. 4,121,631
104,801 Brambles, Ltd. 999,256
13,999 CAR Group, Ltd. 300,578
25,048 Computershare, Ltd. 414,877
38,057 CSL, Ltd. 7,473,560
78,763 Fortescue, Ltd. 1,522,237
12,902 GrainCorp, Ltd. 67,786
123,290 Independence Group NL 599,340
14,970 IRESS, Ltd. 79,482
20,564 JB Hi-Fi, Ltd. 765,034
556,244 Lottery Corporation, Ltd. 1,825,811
46,127 Nine Entertainment Company
Holdings, Ltd. 59,181
33,715 Origin Energy, Ltd. 188,171
6,461 Premier Investments, Ltd. 117,637
245,693 Qantas Airways, Ltd.
a
885,815
23,005 Rio Tinto, Ltd. 1,979,526
56,090 Santos, Ltd. 283,476
26,034 Sonic Healthcare, Ltd. 542,816
80,703 Ventia Services Group Pty, Ltd. 173,147
15,285 Wesfarmers, Ltd. 578,645
Total 34,330,307
Austria (0.1%)
8,872 BAWAG Group AG
b
456,787
3,549 OMV AG 157,970
1,443 Verbund AG 117,342
Total 732,099
Belgium (0.8%)
23,514 Groupe Bruxelles Lambert SA 1,782,581
15,986 Solvay SA 437,191
15,986 Syensqo SA
a
1,425,097
2,490 UCB SA 234,223
Total 3,879,092
Bermuda (0.2%)
23,300 Jardine Matheson Holdings, Ltd. 938,990
Total 938,990
Canada (10.6%)
7,033 Agnico Eagle Mines, Ltd. 345,674
12,922 Air Canada
a
175,119
71,583 Alimentation Couche-Tard, Inc. 4,194,510
23,811 ATCO, Ltd. 665,918
15,850 Bank of Montreal 1,492,985
38,654 Bank of Nova Scotia 1,807,562
31,455 Barrick Gold Corporation 491,320
3,035 Boralex, Inc. 73,209
323 Boyd Group Services, Inc. 69,427
1,039 BRP, Inc. 65,565
4,356 Canadian Apartment Properties
REIT 151,210
17,560 Canadian Imperial Bank of
Commerce 793,593
48,016 Canadian National Railway
Company 5,956,420
82,893 Canadian Utilities, Ltd. 1,889,131
9,017 Canadian Western Bank 198,589
Shares Common Stock (99.1%) Value
Canada (10.6%) - continued
33,941 Capital Power Corporation $ 933,065
1,922 CCL Industries, Inc. 82,258
24,382 CGI, Inc.
a
2,730,450
6,593 Cogeco Communications, Inc. 304,285
856 Constellation Software, Inc./Canada 2,365,857
4,018 Descartes Systems Group, Inc.
a
351,816
9,542 Dollarama, Inc. 700,293
8,453 Dream Industrial REIT 84,376
9,967 Finning International, Inc. 288,457
733 FirstService Corporation 122,682
33,382 Fortis, Inc. 1,339,302
1,801 Franco-Nevada Corporation 194,958
3,287 George Weston, Ltd. 418,805
33,045 Hydro One, Ltd. 980,695
805 iA Financial Corporation, Inc. 54,726
14,670 Imperial Oil, Ltd. 846,189
8,980 Intact Financial Corporation 1,404,325
9,038 InterRent REIT 90,552
12,648 Laurentian Bank of Canada 249,583
17,638 Loblaw Companies, Ltd. 1,762,554
188,488 Manulife Financial Corporation 4,166,658
44,726 Metro, Inc./CN 2,348,327
4,085 National Bank of Canada 312,440
42,417 Royal Bank of Canada 4,139,637
14,450 Russel Metals, Inc. 473,874
7,575 Shopify, Inc.
a
606,530
6,276 Sun Life Financial, Inc. 325,319
42,047 Superior Plus Corporation 288,351
3,341 Teck Resources, Ltd. 133,673
8,376 Thomson Reuters Corporation 1,243,582
3,977 TMX Group, Ltd. 98,356
17,943 Toromont Industries, Ltd. 1,571,622
46,542 Toronto-Dominion Bank 2,827,242
53,755 TransAlta Corporation 389,433
12,558 Tricon Residential, Inc. 138,241
5,009 Wheaton Precious Metals
Corporation 234,772
Total 52,973,517
Cayman Islands (0.1%)
9,000 ASMPT, Ltd. 86,853
495,000 WH Group, Ltd.
b
292,048
Total 378,901
Denmark (3.3%)
20,936 Carlsberg AS 2,693,782
22,267 DSV AS 3,983,785
65,569 Novo Nordisk AS 7,494,829
16,695 Pandora AS 2,439,423
443 Rockwool International AS 120,774
Total 16,732,593
Finland (0.1%)
1,075 Cargotec Oyj 61,114
14,611 Kesko Oyj 285,346
Total 346,460
France (7.4%)
696 Arkema SA 75,747
1,925 AXA SA 64,613
127 BioMerieux 13,669
53,040 Carrefour SA 905,511
49,492 Compagnie de Saint-Gobain SA 3,499,394
51,016 Credit Agricole SA 730,793
41,103 Dassault Systemes SE 2,130,701

International Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
France (7.4%) - continued
31,570 Eiffage SA $ 3,303,161
383 Ipsen SA 44,159
9,356 Ipsos SA 614,039
2,635 Kering SA 1,082,384
37,742 Legrand SA 3,680,674
4,795 LVMH Moet Hennessy Louis Vuitton
SE 3,989,707
5,383 Pernod-Ricard SA 882,730
4,992 Publicis Groupe SA 500,164
78,544 Sanofi SA 7,865,797
4,097 Schneider Electric SE 804,853
115,480 Societe Generale SA 2,968,406
736 Sopra Steria Group 172,631
4,529 Thales SA 662,382
9,795 TotalEnergies SE 635,454
811 Veolia Environnement SA 26,425
16,928 Vinci SA 2,138,376
1,256 Wendel SA 113,872
Total 36,905,642
Germany (6.5%)
8,532 Allianz SE 2,279,537
6,639 BASF SE 317,370
788 Bayer AG 24,520
18,221 Bayerische Motoren Werke AG 1,895,943
13,270 Brenntag AG 1,173,196
14,375 Daimler Truck Holding AG 513,720
121,356 Deutsche Bank AG 1,567,638
9,591 Deutsche Boerse AG 1,909,940
47,562 Deutsche Post AG 2,277,932
50,373 Deutsche Telekom AG 1,236,543
119,524 E.ON SE 1,617,067
7,421 Evonik Industries AG 136,517
39,950 Fresenius SE & Company KGaA 1,121,505
13,938 Heidelberg Materials AG 1,287,092
57,887 Infineon Technologies AG 2,110,373
8,829 LEG Immobilien AG
a
732,624
8,825 Mercedes-Benz Group AG 595,798
6,490 Merck KGaA 1,064,846
1,605 Muenchener Rueckversicherungs-
Gesellschaft AG 683,276
1,422 Nemetschek SE 131,212
2,207 RWE AG 81,494
25,289 SAP SE 4,381,214
9,951 Scout24 SE
b
732,692
26,626 Siemens AG 4,766,670
3,840 TAG Immobilien AG
a
53,748
6,575 TeamViewer SE
a,b
94,263
Total 32,786,730
Hong Kong (1.4%)
172,500 BOC Hong Kong (Holdings), Ltd. 413,447
203,000 CK Hutchison Holdings, Ltd. 1,048,459
16,000 CLP Holdings, Ltd. 127,255
44,000 Henderson Land Development
Company, Ltd. 114,647
158,100 Hong Kong Exchanges & Clearing,
Ltd. 4,793,403
27,000 Hysan Development Company, Ltd. 46,602
58,000 Swire Pacific, Ltd. 448,748
17,500 Techtronic Industries Company,
Ltd. 185,869
Total 7,178,430
Shares Common Stock (99.1%) Value
Israel (0.8%)
30,294 Bank Hapoalim BM $ 257,739
87,351 Bank Leumi Le-Israel BM 663,445
11,555 Check Point Software Technologies,
Ltd.
a
1,836,436
168 Israel Corporation, Ltd.
a
38,501
1,316 Mizrahi Tefahot Bank, Ltd. 48,978
2,754 NICE, Ltd.
a
571,406
17,745 Plus500, Ltd. 401,336
Total 3,817,841
Italy (4.5%)
3,876 ACEA SPA 61,165
25,236 Azimut Holding SPA 703,545
2,621 Banca IFIS SPA 45,366
95,618 Banca Mediolanum SPA 978,524
540,038 Enel SPA 3,684,868
241,098 Eni SPA 3,843,409
35,275 Hera SPA 124,260
1,828,014 Intesa Sanpaolo SPA 5,632,629
47,505 Iren SPA 99,702
278,069 Italgas SPA 1,585,376
9,315 Moncler SPA 573,026
83,533 Recordati SPA 4,610,525
972 Reply SPA 133,271
64,713 Unipol Gruppo SPA 401,841
Total 22,477,507
Japan (20.5%)
45,200 Advantest Corporation
a
1,798,863
7,000 Ain Holdings, Inc. 228,434
13,600 Arcs Company, Ltd. 270,603
176,700 Astellas Pharma, Inc. 2,057,227
106,100 Canon, Inc. 2,922,752
10,400 Capcom Company, Ltd. 396,643
5,800 Dai Nippon Printing Company, Ltd. 167,852
16,200 Daiichi Sankyo Company, Ltd. 485,012
7,100 Daikin Industries, Ltd. 1,137,650
1,400 Daito Trust Construction Company,
Ltd. 159,251
17,900 Daiwa House Industry Company,
Ltd. 553,503
4,800 Denso Corporation
a
75,399
2,900 DISCO Corporation 782,534
552,200 Eneos Holdings, Inc. 2,230,090
2,000 FANUC Corporation 55,325
1,100 Fast Retailing Company, Ltd. 293,675
4,900 Ferrotec Holdings Corporation 94,503
7,000 Fuji Soft, Inc. 306,827
28,000 FUJIFILM Holdings NPV 1,774,778
13,700 Fujitsu, Ltd. 1,896,276
20,100 Heiwa Corporation 298,643
13,300 Hitachi, Ltd. 1,044,720
221,400 Honda Motor Company, Ltd.
a
2,474,823
22,800 Hoya Corporation 2,896,265
42,400 Inaba Denki Sangyo Company, Ltd. 1,013,097
8,500 ITOCHU Corporation 385,765
62,500 Japan Tobacco, Inc. 1,647,337
17,700 JFE Holdings, Inc. 279,462
27,600 Kajima Corporation 492,573
5,400 Kakaku.com, Inc. 61,427
12,600 Kawasaki Kisen Kaisha, Ltd. 613,920
116,500 KDDI Corporation 3,860,234
5,100 Keyence Corporation 2,281,729
17,100 Kubota Corporation 258,851
42,300 Kyoei Steel, Ltd. 608,008

International Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Japan (20.5%) - continued
7,000 Medipal Holdings Corporation $ 111,727
14,300 MEITEC Group Holdings, Inc. 282,902
73,200 Mitsubishi Chemical Group
Corporation 441,377
131,200 Mitsubishi Corporation
a
2,261,225
21,800 Mitsubishi Estate Company, Ltd. 302,059
54,500 Mitsubishi HC Capital, Inc. 386,429
336,700 Mitsubishi UFJ Financial Group,
Inc. 3,153,717
13,300 Mitsui & Company, Ltd. 539,411
151,600 Mizuho Financial Group, Inc. 2,753,294
10,100 MS and AD Insurance Group
Holdings, Inc. 417,077
60,100 Murata Manufacturing Company,
Ltd.
a
1,213,547
10,900 Net One Systems Company, Ltd. 177,224
2,800 Nidec Corporation 104,431
75,400 Nihon M&A Center Holdings, Inc. 453,220
37,100 Nintendo Company, Ltd. 2,072,811
13,400 Nippon Steel Corporation 322,467
3,600 Nishimatsu Construction Company,
Ltd. 98,960
7,100 Nitori Holdings Company, Ltd. 929,260
20,100 Nitto Kogyo Corporation 546,976
47,600 Nomura Holdings, Inc. 256,381
10,300 Nomura Research Institute, Ltd. 315,010
7,800 NSD Company, Ltd. 146,375
84,200 NTT Data Group Corporation 1,212,785
19,100 Ono Pharmaceutical Company, Ltd. 344,261
45,300 Oriental Land Company, Ltd. 1,682,446
93,300 ORIX Corporation 1,801,555
4,900 Otsuka Corporation 206,181
11,300 Otsuka Holdings Company, Ltd. 444,184
87,100 Panasonic Holdings Corporation 820,376
57,100 Persol Holdings Company, Ltd.
a
90,773
46,500 Recruit Holdings Company, Ltd. 1,836,690
63,500 Renesas Electronics Corporation
a
1,041,882
80,200 Rohm Company, Ltd.
a
1,384,191
2,200 Sankyo Company, Ltd. 134,566
2,700 Sankyu, Inc. 100,932
1,300 SCREEN Holdings Company, Ltd.
a
127,477
26,700 Secom Company, Ltd. 1,937,896
45,400 Sekisui Chemical Company, Ltd. 648,200
33,800 Sekisui House, Ltd. 763,008
57,000 Seven & I Holdings Company, Ltd. 2,251,205
9,400 SG Holdings Company, Ltd. 121,731
36,700 Shin-Etsu Chemical Company, Ltd. 1,444,592
2,300 SMC Corporation 1,280,282
57,600 SoftBank Group Corporation 2,486,629
17,900 Sohgo Security Services Company,
Ltd. 97,716
26,300 Sojitz Corporation 620,717
26,200 Sompo Holdings, Inc. 1,358,508
26,800 Sony Group Corporation 2,628,233
18,100 Sumco Corporation 274,404
18,200 Sumitomo Mitsui Financial Group,
Inc. 946,644
44,200 Sumitomo Mitsui Trust Holdings,
Inc.
a
905,803
3,300 Taikisha, Ltd. 98,396
16,200 Taiyo Holdings Company, Ltd. 356,948
4,200 Takara Standard Company, Ltd. 50,182
127,500 Takeda Pharmaceutical Company,
Ltd. 3,747,286
4,900 Terumo Corporation 165,875
26,600 TIS, Inc. 591,633
Shares Common Stock (99.1%) Value
Japan (20.5%) - continued
36,900 Toagosei Company, Ltd. $ 353,197
21,000 Tokio Marine Holdings, Inc. 553,716
9,200 Tokyo Electron, Ltd. 1,707,267
39,900 TOPPAN Holdings, Inc. 1,099,822
364,700 Toyota Motor Corporation 7,282,264
17,600 Tsubakimoto Chain Company 509,000
55,100 TV Asahi Holdings Corporation 656,762
15,000 UBE Corporation 249,383
4,100 ULVAC, Inc. 200,668
36,300 Yakult Honsha Company, Ltd.
a
792,850
123,300 Yamada Holdings Company, Ltd. 376,630
9,600 Yuasa Trading Company, Ltd. 319,864
59,200 ZOZO, Inc. 1,296,274
Total 102,591,815
Jersey (0.8%)
5,943 Experian plc 247,361
471,569 Glencore plc 2,495,049
475,312 Man Group plc 1,428,201
Total 4,170,611
Luxembourg (0.4%)
83,239 B&M European Value Retail SA 545,525
44,739 Tenaris SA ADR 1,423,147
Total 1,968,672
Netherlands (6.2%)
1,045 ASM International NV 579,172
14,825 ASML Holding NV 12,861,941
10,847 Euronext NV
b
954,067
2,693 EXOR NV 260,554
4,079 IMCD NV 622,619
120,863 Koninklijke (Royal) KPN NV 411,143
188,210 Koninklijke Ahold Delhaize NV 5,293,040
14,244 Koninklijke Vopak NV 444,962
201,456 MFE-MediaForEurope NV 514,237
26,489 QIAGEN NV 1,149,268
226,906 Stellantis NV 4,997,959
65,018 STMicroelectronics NV 2,854,767
530 Wolters Kluwer NV 78,130
Total 31,021,859
New Zealand (<0.1%)
50,557 Contact Energy, Ltd. 249,387
Total 249,387
Norway (1.3%)
135,598 DNB Bank ASA 2,635,989
72,077 Equinor ASA 2,062,634
14,757 Norsk Hydro ASA 86,483
58,574 Yara International ASA 1,936,027
Total 6,721,133
Portugal (0.3%)
96,162 EDP - Energias de Portugal SA 428,923
59,190 Galp Energia SGPS SA 931,750
Total 1,360,673
Singapore (1.2%)
33,500 CapitaLand Integrated Commercial
Trust 49,941
256,300 ComfortDelGro Corporation, Ltd. 266,574
173,700 DBS Group Holdings, Ltd. 4,114,137
136,200 Genting Singapore, Ltd. 102,287

International Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Singapore (1.2%) - continued
68,900 Singapore Exchange, Ltd. $ 481,104
19,900 Singapore Technologies
Engineering, Ltd. 55,141
45,800 United Overseas Bank, Ltd. 965,397
Total 6,034,581
Spain (3.5%)
95,153 Acerinox SA 1,004,544
1,460 Aena SME SA
b
258,283
33,601 Amadeus IT Holding SA 2,354,761
405,813 Banco Bilbao Vizcaya Argentaria
SA 3,798,167
1,028,553 Banco Santander SA 4,133,799
46,331 Compania de Distribucion Integral
Logista Holdings SA 1,310,467
16,369 Industria de Diseno Textil SA 699,893
2,654 Laboratorios Farmaceuticos ROVI
SA 183,052
249,485 Repsol SA 3,684,450
925 Vidrala SA 92,713
Total 17,520,129
Sweden (2.4%)
35,341 AB Industrivarden, Class A 1,112,605
31,054 AB Industrivarden, Class C 975,999
7,822 Alfa Laval AB 287,011
125,436 Assa Abloy AB 3,440,173
106,632 Granges AB 1,057,327
55,164 Hexpol AB 631,438
51,735 Investor AB, Class B 1,218,089
6,450 Nyfosa AB 57,691
18,455 Skandinaviska Enskilda Banken AB 262,100
45,625 SKF AB 899,047
183,423 SSAB AB, Class A 1,426,997
7,065 Svolder AB 39,077
18,322 Trelleborg AB 557,671
Total 11,965,225
Switzerland (8.1%)
49,425 ABB, Ltd. 2,091,263
74,123 Holcim AG 5,661,430
65 Lindt & Spruengli AG 826,082
769 Lonza Group AG 375,968
41,334 Nestle SA 4,710,034
136,869 Novartis AG 14,154,144
500 Partners Group Holding AG 674,587
14,516 PSP Swiss Property AG 1,932,037
15,820 Roche Holding AG, Participation
Certificates 4,504,213
9,638 Sandoz Group AG
a
330,535
1,719 Schindler Holding AG, Participation
Certificates 428,184
101 Siegfried Holding AG 100,611
2,408 Sonova Holding AG 769,589
3,085 Swiss Prime Site AG 312,465
902 Tecan Group AG 344,307
689 Vontobel Holding AG 45,384
6,143 Zurich Insurance Group AG 3,121,194
Total 40,382,027
United Kingdom (11.7%)
49,656 AstraZeneca plc 6,583,228
459,164 Auto Trader Group plc
b
4,224,250
241,276 Barclays plc 448,370
2,857 Bellway plc 99,544
Shares Common Stock (99.1%) Value
United Kingdom (11.7%) - continued
9,839 Berkeley Group Holdings plc $ 595,797
484,708 BP plc 2,830,893
13,491 Bunzl plc 548,271
18,939 Burberry Group plc 311,961
57,088 Compass Group plc 1,572,417
83,815 Diageo plc 3,027,215
10,355 Domino's Pizza Group plc 45,730
41,754 Evraz plc
a,c
5
77,211 Halma plc 2,137,129
52,438 Howden Joinery Group plc 531,033
835,452 HSBC Holdings plc 6,522,954
90,974 IG Group Holdings plc 817,504
127,987 Imperial Brands plc 3,072,341
42,976 InterContinental Hotels Group plc 4,072,104
19,269 Mondi plc 345,293
93,492 Moneysupermarket.com Group plc 301,653
31,053 Next plc 3,315,106
18,668 PageGroup plc 108,495
9,477 Paragon Banking Group plc 84,408
40,928 Pearson plc 502,095
22,523 Pets at Home Group plc 79,979
29,037 Redde Northgate plc 130,635
127,023 RELX plc 5,242,751
119,716 Rightmove plc 847,250
262,279 Shell plc 8,131,251
326,096 Tesco plc 1,181,647
25,699 Whitbread plc 1,164,882
Total 58,876,191
Total Common Stock
(cost $423,903,049) 496,340,412
Shares Preferred Stock ( <0.1% )
Germany (<0.1%)
1,857 Bayerische Motoren Werke AG 181,448
Total 181,448
Total Preferred Stock
(cost $130,546) 181,448
Shares or
Principal
Amount Short-Term Investments ( 0.4% )
Federal Home Loan Bank Discount
Notes
100,000 5.244%,  3/13/2024
d,e
99,390
100,000 5.230%,  4/3/2024
d,e
99,094
300,000 5.205%,  4/12/2024
d,e
296,892
Thrivent Core Short-Term Reserve
Fund
157,592 5.670% 1,575,917
Total Short-Term Investments
(cost $2,071,340) 2,071,293
Total Investments (cost
$426,104,935) 99.5% $498,593,153
Other Assets and Liabilities,
Net 0.5% 2,568,709
Total Net Assets 100.0% $501,161,862

International Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $7,012,390 or
1.4% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 19,580,521 – 19,580,521 –
Consumer Discretionary 59,895,705 – 59,895,705 –
Consumer Staples 37,152,187 – 37,152,187 –
Energy 27,505,675 1,423,147 26,082,528 –
Financials 91,986,309 – 91,986,309 –
Health Care 69,295,551 – 69,295,551 –
Industrials 76,397,830 – 76,397,830 –
Information Technology 56,672,410 2,442,966 54,229,444 –
Materials 37,553,308 563,403 36,989,900 5
Real Estate 5,350,377 – 5,350,377 –
Utilities 14,950,539 – 14,950,539 –
Preferred Stock
Consumer Discretionary 181,448 – 181,448 –
Short-Term Investments 495,376 – 495,376 –
Subtotal Investments in Securities $497,017,236 $4,429,516 $492,587,715 $5
Other Investments  * Total
Affiliated Short-Term Investments 1,575,917
Subtotal Other Investments $1,575,917
Total Investments at Value $498,593,153
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 240,700 240,700 – –
Total Asset Derivatives $240,700 $240,700 $– $–

International Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Equity Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling $495,376 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 132 March 2024 $ 14,497,100 $ 240,700
Total Futures Long Contracts $ 14,497,100 $ 240,700
Total Futures Contracts $ 14,497,100 $240,700
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $616 $7,385 $6,425 $1,576 158 0.3%
Total Affiliated Short-Term Investments 616 1,576 0.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,528 14,282 18,810 – – –
Total Collateral Held for Securities Loaned 4,528 – –
Total Value $5,144 $1,576
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $– $18
Total Income/Non Cash Income from Affiliated Investments $18
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total $– $– $–

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93 .1% ) Value
Communications Services (5.4%)
3,754 Comcast Corporation $ 174,711
2,513 Electronic Arts, Inc. 345,739
688 T-Mobile US, Inc. 110,926
12,951 Verizon Communications, Inc. 548,475
Total 1,179,851
Consumer Discretionary (4.3%)
49 Home Depot, Inc. 17,295
1,728 McDonald's Corporation 505,820
348 O'Reilly Automotive, Inc.
a
356,021
130 Ulta Beauty, Inc.
a
65,267
Total 944,403
Consumer Staples (12.1%)
5,596 Altria Group, Inc. 224,512
49 Church & Dwight Company, Inc. 4,893
4,639 Coca-Cola Company 275,974
4,365 Colgate-Palmolive Company 367,533
1,559 Hershey Company 301,729
2,818 Keurig Dr. Pepper, Inc. 88,598
2,334 Kimberly-Clark Corporation 282,344
5,572 Mondelez International, Inc. 419,404
1,361 PepsiCo, Inc. 229,369
161 Philip Morris International, Inc. 14,627
1,538 Procter & Gamble Company 241,681
1,104 Walmart, Inc. 182,436
993 WK Kellogg Company 12,899
Total 2,645,999
Energy (1.5%)
1,789 Cheniere Energy, Inc. 293,378
447 Exxon Mobil Corporation 45,956
Total 339,334
Financials (13.8%)
122 Arthur J. Gallagher & Company 28,324
874 Berkshire Hathaway, Inc.
a
335,389
2,789 Brown & Brown, Inc. 216,315
2,524 Cboe Global Markets, Inc. 464,037
1,036 Chubb, Ltd. 253,820
964 Cincinnati Financial Corporation 106,811
1,438 CME Group, Inc. 295,998
67 Financial Institutions, Inc. 1,400
1,075 Fiserv, Inc.
a
152,510
2,544 Hartford Financial Services Group,
Inc. 221,226
744 Intercontinental Exchange, Inc. 94,734
847 Loews Corporation 61,712
2,162 Marsh & McLennan Companies,
Inc. 419,082
661 Mastercard, Inc. 296,941
235 Progressive Corporation 41,889
93 Visa, Inc. 25,413
Total 3,015,601
Health Care (18.8%)
2,573 Abbott Laboratories 291,135
1,447 AbbVie, Inc. 237,887
933 Amgen, Inc. 293,205
473 Boston Scientific Corporation
a
29,922
7,728 Bristol-Myers Squibb Company 377,667
573 CVS Health Corporation 42,614
471 Eli Lilly & Company 304,082
1,768 Exelixis, Inc.
a
38,472
Shares Common Stock (93.1%) Value
Health Care (18.8%) - continued
3,230 Gilead Sciences, Inc. $ 252,780
330 Humana, Inc. 124,760
2,241 Johnson & Johnson 356,095
149 McKesson Corporation 74,484
2,867 Medtronic plc 250,977
3,781 Merck & Company, Inc. 456,669
3,607 Pfizer, Inc. 97,678
96 Regeneron Pharmaceuticals, Inc.
a
90,507
91 Thermo Fisher Scientific, Inc. 49,047
449 UnitedHealth Group, Inc. 229,771
1,058 Vertex Pharmaceuticals, Inc.
a
458,516
185 Waters Corporation
a
58,776
Total 4,115,044
Industrials (10.1%)
819 Automatic Data Processing, Inc. 201,294
2,113 Copart, Inc.
a
101,508
3,493 CSX Corporation 124,700
646 Cummins, Inc. 154,588
38 Expeditors International of
Washington, Inc. 4,801
404 Ferguson plc 75,895
3,733 Howmet Aerospace, Inc. 210,019
329 IDEX Corporation 69,583
558 Lockheed Martin Corporation 239,611
536 MSC Industrial Direct Company,
Inc. 52,892
1,386 Paychex, Inc. 168,718
2,107 Pentair plc 154,169
1,217 Republic Services, Inc. 208,253
75 Veralto Corporation 5,752
703 Waste Connections, Inc. 109,148
1,766 Waste Management, Inc. 327,823
Total 2,208,754
Information Technology (20.5%)
316 Accenture plc 114,986
233 Adobe, Inc.
a
143,943
1,669 Amphenol Corporation 168,736
1,236 Apple, Inc. 227,918
75 Arista Networks, Inc.
a
19,401
302 Broadcom, Inc. 356,360
350 Cadence Design Systems, Inc.
a
100,961
9,598 Cisco Systems, Inc. 481,628
954 CommVault Systems, Inc.
a
87,463
781 International Business Machines
Corporation 143,438
4,075 Juniper Networks, Inc. 150,612
619 Keysight Technologies, Inc.
a
94,868
889 Microsoft Corporation 353,449
903 Motorola Solutions, Inc. 288,509
1,089 Oracle Corporation 121,641
149 QUALCOMM, Inc. 22,128
913 Roper Industries, Inc. 490,281
561 Salesforce, Inc.
a
157,692
1,360 TE Connectivity, Ltd. 193,378
175 Teledyne Technologies, Inc.
a
73,232
2,227 Texas Instruments, Inc. 356,587
1,796 VeriSign, Inc.
a
357,188
Total 4,504,399
Materials (0.2%)
383 AptarGroup, Inc. 49,744
Total 49,744

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
Real Estate (<0.1%)
266 Essential Properties Realty Trust,
Inc. $ 6,626
Total 6,626
Utilities (6.4%)
3,545 Alliant Energy Corporation 172,500
3,107 American Electric Power
Company, Inc. 242,781
431 American Water Works Company,
Inc. 53,453
529 Consolidated Edison, Inc. 48,086
253 Dominion Energy, Inc. 11,567
1,252 Duke Energy Corporation 119,979
4,102 Essential Utilities, Inc. 147,098
3,413 Evergy, Inc. 173,278
6,269 NiSource, Inc. 162,806
1,764 OGE Energy Corporation 58,635
4,007 Portland General Electric
Company 164,007
381 Sempra 27,264
177 Southern Company 12,305
Total 1,393,759
Total Common Stock
(cost $15,571,932) 20,403,514
Shares or
Principal
Amount Short-Term Investments ( 6 .7% ) Value
Thrivent Core Short-Term Reserve
Fund
110,553 5.670% 1,105,527
U.S. Treasury Bills
370,000 5.080%, 2/1/2024
b
370,000
Total Short-Term Investments
(cost $1,475,527) 1,475,527
Total Investments (cost
$17,047,459) 99.8% $ 21,879,041
Other Assets and Liabilities, Net
0.2% 36,121
Total Net Assets 100.0% $ 21,915,162
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
plc - Public Limited Company

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,179,851 1,179,851 – –
Consumer Discretionary 944,403 944,403 – –
Consumer Staples 2,645,999 2,645,999 – –
Energy 339,334 339,334 – –
Financials 3,015,601 3,015,601 – –
Health Care 4,115,044 4,115,044 – –
Industrials 2,208,754 2,208,754 – –
Information Technology 4,504,399 4,504,399 – –
Materials 49,744 49,744 – –
Real Estate 6,626 6,626 – –
Utilities 1,393,759 1,393,759 – –
Short-Term Investments 370,000 – 370,000 –
Subtotal Investments in Securities $ 20,773,514 $ 20,403,514 $ 370,000 $ –
Other Investments  * Total
Affiliated Short-Term Investments 1,105,527
Subtotal Other Investments $ 1,105,527
Total Investments at Value $ 21,879,041
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 1,111 $ 5,676 $ 5,681 $ 1,106 111 5.1%
Total Affiliated Short-Term Investments 1,111 1,106 5.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,181 268 5,449 – – –
Total Collateral Held for Securities Loaned 5,181 – –
Total Value $ 6,292 $ 1,106
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $19
Total Income/Non Cash Income from Affiliated Investments $19
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total $– $– $ –

Mid Cap Value Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98 .2% ) Value
Communications Services (2.3%)
525,930 Imax Corporation
a
$ 7,347,242
482,427 Warner Brothers Discovery, Inc.
a
4,833,919
Total 12,181,161
Consumer Discretionary (9.7%)
86,617 Aptiv plc
a
7,044,561
102,637 Cedar Fair, LP 4,184,510
142,248 Cheesecake Factory, Inc. 4,889,064
59,445 D.R. Horton, Inc. 8,495,285
50,331 Lear Corporation 6,688,990
131,859 PUMA SE 5,306,484
52,861 Signet Jewelers, Ltd. 5,258,612
171,623 Six Flags Entertainment
Corporation 4,326,616
119,773 Tapestry, Inc. 4,645,995
Total 50,840,117
Consumer Staples (8.2%)
59,526 Dollar Tree, Inc.
a
7,775,286
73,223 J.M. Smucker Company 9,632,486
66,877 Lamb Weston Holdings, Inc. 6,850,880
67,536 Reckitt Benckiser Group plc 4,882,907
90,258 Sysco Corporation 7,304,580
137,017 US Foods Holding Corporation
a
6,304,152
Total 42,750,291
Energy (8.2%)
100,946 Chesapeake Energy Corporation 7,783,946
308,950 Coterra Energy, Inc. 7,686,676
151,225 Devon Energy Corporation 6,354,474
240,076 Enterprise Products Partners, LP 6,424,434
125,988 Helmerich & Payne, Inc. 5,072,277
31,388 Marathon Petroleum Corporation 5,197,853
101,404 Noble Corporation plc 4,474,958
Total 42,994,618
Financials (19.3%)
67,470 Allstate Corporation 10,474,717
73,877 Capital One Financial Corporation 9,997,036
287,500 Carlyle Group, Inc. 11,505,750
36,614 Cboe Global Markets, Inc. 6,731,484
114,038 Comerica, Inc. 5,996,118
165,209 Equitable Holdings, Inc. 5,400,682
69,131 M&T Bank Corporation 9,546,991
44,471 Raymond James Financial, Inc. 4,899,815
59,669 Selective Insurance Group, Inc. 6,256,891
145,548 Synovus Financial Corporation 5,481,338
139,944 Texas Capital Bancshares, Inc.
a
8,536,584
115,068 Voya Financial, Inc. 8,327,471
80,516 Wintrust Financial Corporation 7,808,442
Total 100,963,319
Health Care (7.4%)
315,276 Avantor, Inc.
a
7,248,195
197,265 Baxter International, Inc. 7,632,183
44,232 Cardinal Health, Inc. 4,829,692
47,437 Laboratory Corporation of America
Holdings 10,545,245
52,269 Universal Health Services, Inc. 8,300,840
Total 38,556,155
Industrials (17.5%)
61,315 AGCO Corporation 7,500,664
260,855 Barnes Group, Inc. 8,636,909
Shares Common Stock (98.2%) Value
Industrials (17.5%) - continued
37,379 Booz Allen Hamilton Holding
Corporation $ 5,261,842
18,330 Carlisle Companies, Inc. 5,760,386
345,215 Flowserve Corporation 13,784,435
41,574 General Dynamics Corporation 11,016,694
134,030 Hexcel Corporation 8,898,252
42,190 JB Hunt Transport Services, Inc. 8,479,346
152,472 Sensata Technologies Holding plc 5,514,912
236,063 Southwest Airlines Company 7,055,923
251,047 Werner Enterprises, Inc. 9,928,909
Total 91,838,272
Information Technology (7.5%)
75,691 CommVault Systems, Inc.
a
6,939,351
46,252 Jabil, Inc. 5,794,913
322,954 Knowles Corporation
a
5,267,380
95,009 MKS Instruments, Inc. 10,113,708
25,312 PTC, Inc.
a
4,572,613
113,994 Western Digital Corporation
a
6,526,156
Total 39,214,121
Materials (7.7%)
230,595 Alcoa Corporation 6,860,201
176,396 Axalta Coating Systems, Ltd.
a
5,718,758
152,836 Berry Plastics Group, Inc. 10,004,645
71,505 Celanese Corporation 10,460,466
100,070 CF Industries Holdings, Inc. 7,556,286
Total 40,600,356
Real Estate (5.4%)
27,308 AvalonBay Communities, Inc. 4,888,405
43,618 CBRE Group, Inc.
a
3,764,670
47,554 Crown Castle, Inc. 5,147,721
552,057 Healthcare Realty Trust, Inc. 8,893,638
42,589 Simon Property Group, Inc. 5,903,261
Total 28,597,695
Utilities (5.0%)
104,607 Alliant Energy Corporation 5,090,177
53,034 Constellation Energy Corporation 6,470,148
60,871 DTE Energy Company 6,417,021
308,515 NiSource, Inc. 8,012,134
Total 25,989,480
Total Common Stock
(cost $467,967,501) 514,525,585
Shares Short-Term Investments ( 1 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
776,493 5.670% 7,764,932
Total Short-Term Investments
(cost $7,764,932) 7,764,932
Total Investments (cost
$475,732,433) 99.7% $ 522,290,517
Other Assets and Liabilities, Net
0.3% 1,555,489
Total Net Assets 100.0% $ 523,846,006
a Non-income producing security.

Mid Cap Value Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,181,161 12,181,161 – –
Consumer Discretionary 50,840,117 45,533,633 5,306,484 –
Consumer Staples 42,750,291 37,867,384 4,882,907 –
Energy 42,994,618 42,994,618 – –
Financials 100,963,319 100,963,319 – –
Health Care 38,556,155 38,556,155 – –
Industrials 91,838,272 91,838,272 – –
Information Technology 39,214,121 39,214,121 – –
Materials 40,600,356 40,600,356 – –
Real Estate 28,597,695 28,597,695 – –
Utilities 25,989,480 25,989,480 – –
Subtotal Investments in Securities $ 514,525,585 $ 504,336,194 $ 10,189,391 $ –
Other Investments  * Total
Affiliated Short-Term Investments 7,764,932
Subtotal Other Investments $ 7,764,932
Total Investments at Value $ 522,290,517
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 9,131 $ 14,910 $ 16,276 $ 7,765 776 1.5%
Total Affiliated Short-Term Investments 9,131 7,765 1.5
Total Value $ 9,131 $ 7,765
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $131
Total Income/Non Cash Income from Affiliated Investments $131
Total $– $– $ –

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 0.4% )
a
Value
Dext ABS, LLC
$ 674,439
5.680% ,4/15/2024, Ser.
2023-1
b
$ 674,378
Westlake Automobile Receivables
Trust
17,830,313
5.877% ,11/15/2024, Ser.
2023-4A
b
17,840,884
Total 18,515,262
Principal
Amount Basic Materials ( 2.7% )
a
Value
Air Products and Chemicals, Inc.
20,000,000 5.350% ,2/5/2024
b
19,985,258
BASF SE
25,000,000 5.410% ,2/2/2024
b
24,992,607
25,000,000 5.530% ,3/28/2024
b
24,786,686
Nutrien, Ltd.
25,000,000 5.600% ,2/27/2024
b
24,895,156
15,000,000 5.600% ,3/18/2024
b
14,890,131
25,000,000 5.610% ,3/28/2024
b
24,778,848
Total 134,328,686
Principal
Amount Capital Goods ( 3.7% )
a
Value
Amcor Finance USA, Inc.
15,750,000 5.630% ,2/12/2024
b,c
15,721,322
15,000,000 5.630% ,2/23/2024
b,c
14,946,965
20,000,000 5.500% ,3/12/2024
b,c
19,872,733
Amcor Flexibles North America,
Inc.
15,000,000 5.600% ,2/5/2024
b,c
14,988,652
15,000,000 5.680% ,2/13/2024
b,c
14,969,792
10,000,000 5.570% ,3/7/2024
b,c
9,943,240
John Deere Capital Corporation
25,000,000 5.330% ,3/15/2024
b
24,837,302
17,083,000
5.553% (SOFRRATE +
0.200%),10/11/2024
d
17,078,926
Parker-Hannifin Corporation
25,000,000 5.500% ,3/12/2024
b
24,841,305
Siemens
Financieringsmaatschappij NV
25,000,000
5.789% (SOFRRATE +
0.430%),3/11/2024
b,d
25,003,614
Total 182,203,851
Principal
Amount Communications Services ( 0.7% )
a
Value
AT&T, Inc.
7,935,000 0.900% ,3/25/2024 7,880,642
Verizon Communications, Inc.
10,550,000 0.750% ,3/22/2024 10,479,891
Walt Disney Company
16,800,000 5.450% ,3/12/2024
b,c
16,695,271
Total 35,055,804
Principal
Amount Consumer Cyclical ( 11.7% )
a
Value
American Honda Finance
Corporation
6,889,000 5.680% ,3/11/2024
c
6,846,186
42,295,000 5.668% ,3/13/2024
c
42,018,969
25,000,000 5.650% ,4/3/2024
c
24,754,650
25,000,000 5.620% ,4/4/2024
c
24,750,785
Principal
Amount Consumer Cyclical (11.7%)
a
Value
BMW US Capital, LLC
$ 12,500,000
5.888% (SOFRINDX +
0.530%),4/1/2024
b,d
$ 12,506,500
10,000,000
5.741% (SOFRINDX +
0.380%),8/12/2024
b,d
10,000,506
Daimler Finance North America,
LLC
10,000,000 0.750% ,3/1/2024
b
9,960,272
ERAC USA Finance, LLC
25,000,000 5.600% ,2/5/2024
b,c
24,981,156
14,250,000 5.600% ,2/6/2024
b,c
14,237,107
25,000,000 5.510% ,2/7/2024
b,c
24,973,604
6,000,000 5.650% ,2/12/2024
b,c
5,989,075
12,000,000 5.700% ,2/16/2024
b,c
11,970,728
2,500,000 5.700% ,2/20/2024
b,c
2,492,341
16,200,000 5.680% ,2/26/2024
b,c
16,135,021
22,350,000 5.700% ,2/29/2024
b,c
22,249,655
Hyundai Capital America
4,000,000 4.300% ,2/1/2024
b
4,000,000
25,000,000 5.650% ,2/13/2024
b,c
24,950,898
25,000,000 5.650% ,2/14/2024
b,c
24,947,058
25,000,000 5.650% ,2/21/2024
b,c
24,919,923
21,000,000 5.490% ,2/26/2024
b,c
20,916,223
Toyota Credit Canada, Inc.
20,000,000 5.700% ,7/22/2024
c
19,500,546
Toyota Credit de Puerto Rico
Corporation
10,000,000 5.630% ,2/12/2024 9,982,352
Toyota Finance Australia, Ltd.
25,000,000 5.610% ,2/23/2024
c
24,914,967
25,000,000 5.670% ,3/15/2024
c
24,836,711
Toyota Motor Credit Corporation
7,727,000
5.930% (SOFRRATE +
0.620%),6/13/2024
d
7,734,811
20,000,000
5.830% (SOFRRATE +
0.520%),8/22/2024
d
20,019,835
6,909,000
5.649% (SOFRRATE +
0.290%),9/13/2024
d
6,909,509
Volkswagen Group of America
Finance, LLC
17,000,000 5.510% ,2/21/2024
b,c
16,944,149
VW Credit, Inc.
25,000,000 5.740% ,2/1/2024
b,c
24,996,235
23,235,000 5.590% ,2/2/2024
b,c
23,228,000
4,080,000 5.780% ,2/15/2024
b,c
4,070,680
3,925,000 5.780% ,2/16/2024
b,c
3,915,426
25,000,000 5.570% ,2/27/2024
b,c
24,895,744
10,000,000 5.670% ,3/5/2024
b,c
9,947,275
11,895,000 5.600% ,4/8/2024
b,c
11,769,117
Total 587,266,014
Principal
Amount Consumer Non-Cyclical ( 3.9% )
a
Value
Cencora, Inc.
25,000,000 5.510% ,2/1/2024
b
24,996,186
25,000,000 5.680% ,2/7/2024
b
24,973,264
Cigna Group
5,011,000 0.613% ,3/15/2024 4,982,068
City of Hope
15,000,000 5.380% ,3/26/2024
c
14,873,309
Coca-Cola Company
25,000,000 5.330% ,3/26/2024
b
24,800,816
McKesson Corporation
4,705,000 5.410% ,2/2/2024
b
4,703,583
25,000,000 5.560% ,2/16/2024
b
24,939,017

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Consumer Non-Cyclical (3.9%)
a
Value
$ 25,000,000 5.650% ,2/26/2024
b
$ 24,899,723
25,000,000 5.590% ,2/28/2024
b
24,891,755
Medtronic Global Holdings SCA
15,000,000 5.430% ,2/13/2024
b,c
14,970,559
PepsiCo, Inc.
5,000,000
5.761% (SOFRINDX +
0.400%),11/12/2024
d
5,008,797
Total 194,039,077
Principal
Amount Energy ( 0.3% )
a
Value
BP Capital Markets plc
10,000,000 5.380% ,2/5/2024
b,c
9,992,522
Williams Companies, Inc
6,935,000 4.300% ,3/4/2024 6,927,557
Total 16,920,079
Principal
Amount Financials ( 38.3% )
a
Value
AllianceBernstein, LP
25,000,000 5.400% ,2/29/2024
b
24,892,275
ANZ New Zealand International,
Ltd./London
25,000,000 5.330% ,2/7/2024
b,c
24,974,139
31,145,000 3.400% ,3/19/2024
b
31,059,280
4,746,000
5.961% (SOFRRATE +
0.600%),2/18/2025
b,d
4,749,499
AvalonBay Communities, Inc.
20,000,000 5.400% ,2/1/2024
b
19,996,988
Bank of Montreal
24,000,000 3.300% ,2/5/2024 23,995,421
7,000,000 2.150% ,3/8/2024 6,976,096
Bank of New York Mellon
Corporation
10,668,000 0.500% ,4/26/2024 10,544,109
4,105,000
5.615% (SOFRRATE +
0.260%),4/26/2024
d
4,104,057
Bank of New Zealand
10,000,000 3.500% ,2/20/2024
b
9,989,552
Bank of Nova Scotia
6,568,000 2.440% ,3/11/2024 6,548,133
Barclays Bank plc
25,000,000 5.660% ,2/2/2024
b,c
24,992,635
25,000,000 5.350% ,5/6/2024
b,c
24,643,520
4,950,000 5.500% ,6/5/2024
b,c
4,858,354
Barton Capital SA
8,000,000 5.380% ,2/2/2024
b,c
7,997,634
25,000,000 5.380% ,2/6/2024
b,c
24,977,797
15,000,000 5.430% ,3/20/2024
b,c
14,890,063
10,000,000 5.410% ,4/2/2024
b,c
9,907,528
BPCE SA
9,100,000 5.460% ,2/15/2024
b
9,079,813
25,000,000
5.560% (SOFRRATE +
0.250%),7/31/2024
b,d
25,008,172
CAFCO, LLC
15,000,000 5.430% ,4/22/2024
b,c
14,817,117
Chariot Funding, LLC
15,000,000 5.400% ,2/28/2024
b
14,937,391
10,000,000 5.420% ,3/15/2024
b
9,934,367
20,000,000 5.380% ,3/27/2024
b
19,832,249
25,000,000 5.400% ,4/1/2024
b
24,771,306
Charles Schwab Corporation
14,828,000 0.750% ,3/18/2024 14,738,866
Principal
Amount Financials (38.3%)
a
Value
$ 7,221,000
5.859% (SOFRINDX +
0.500%),3/18/2024
d
$ 7,219,634
Charta, LLC
15,000,000 5.560% ,2/9/2024
b,c
14,979,962
10,000,000 5.570% ,2/13/2024
b,c
9,980,607
25,000,000 5.570% ,2/28/2024
b,c
24,895,177
1,500,000 5.450% ,3/4/2024
b,c
1,492,594
Citibank NA
25,000,000
5.660% (SOFRRATE +
0.350%),2/20/2024
d
25,003,610
15,000,000
5.960% (SOFRRATE +
0.650%),6/17/2024
d
15,025,481
25,000,000
5.910% (SOFRRATE +
0.600%),10/28/2024
d
25,054,963
25,000,000
5.690% (SOFRRATE +
0.380%),1/10/2025
d
25,001,525
CRC Funding, LLC
16,890,000 5.600% ,2/20/2024
b,c
16,839,777
25,000,000 5.580% ,2/28/2024
b,c
24,895,652
Credit Agricole SA
8,763,000 3.875% ,4/15/2024
b
8,729,294
Credit Suisse AG/New York, NY
8,200,000
5.752% (SOFRINDX +
0.390%),2/2/2024
d
8,200,000
Dealers Capital Access Trust, LLC
25,000,000 5.460% ,3/18/2024 24,823,598
15,000,000 5.410% ,3/22/2024 14,884,527
12,850,000 5.370% ,3/26/2024 12,742,744
Equifax, Inc.
25,000,000 5.400% ,2/1/2024
b
24,996,235
FMS Wertmanagement
2,100,000 5.390% ,5/10/2024
b
2,069,227
Goldman Sachs Group, Inc.
5,091,000 3.625% ,2/20/2024 5,085,480
12,419,000 4.000% ,3/3/2024 12,400,486
20,007,000 3.000% ,3/15/2024 19,945,821
Gotham Funding Corporation
25,000,000 5.430% ,3/27/2024
b,c
24,791,063
ING US Funding, LLC
15,000,000
5.780% (SOFRRATE +
0.470%),2/9/2024
b,c,d
15,001,393
Intercontinental Exchange, Inc.
16,000,000 5.540% ,2/6/2024
b
15,985,458
10,000,000 5.530% ,2/21/2024
b
9,967,811
J.P. Morgan Chase & Company
16,702,000 3.875% ,2/1/2024 16,702,000
Jupiter Securitization Company,
LLC
25,000,000
5.710% (SOFRRATE +
0.400%),6/3/2024
b,c,d
25,011,141
25,000,000
5.720% (SOFRRATE +
0.410%),7/10/2024
b,c,d
25,002,926
25,000,000
5.660% (SOFRRATE +
0.350%),10/23/2024
b,c,d
24,999,945
Liberty Street Funding, LLC
25,000,000 5.450% ,3/11/2024
b,c
24,850,833
35,000,000 5.429% ,3/28/2024
b,c
34,703,299
MetLife Short Term Funding, LLC
19,500,000
5.600% (SOFRRATE +
0.290%),2/20/2024
b,c,d
19,501,919
Mid-America Apartments, LP
25,000,000 5.530% ,2/20/2024
b
24,923,486
Mitsubishi UFJ Trust & Banking
Corporation/NY
25,000,000 5.620% ,2/12/2024
b
24,955,561

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (38.3%)
a
Value
$ 25,000,000 5.630% ,2/20/2024
b
$ 24,925,968
Mizuho Bank, Ltd./New York, NY
10,000,000
5.740% (SOFRRATE +
0.430%),2/2/2024
d
10,000,181
15,000,000
5.720% (SOFRRATE +
0.410%),2/12/2024
d
15,001,566
National Australia Bank, Ltd.
25,000,000 5.610% ,3/4/2024
b
24,877,969
National Bank of Canada
20,945,000 5.585% ,2/26/2024
b
20,864,125
New York Life Global Funding
11,804,000
5.665% (SOFRRATE +
0.310%),4/26/2024
b,d
11,807,541
New York Life Short Term Funding,
LLC
20,000,000 5.440% ,3/6/2024
b
19,895,907
Nordea Bank Abp
12,050,000
5.680% (SOFRRATE +
0.370%),3/8/2024
b,d
12,053,533
Old Line Funding, LLC
25,000,000
5.660% (SOFRRATE +
0.350%),4/4/2024
b,c,d
25,004,070
25,000,000 5.420% ,4/8/2024
b,c
24,744,685
25,000,000
5.550% (SOFRRATE +
0.240%),7/31/2024
b,c,d
25,001,061
Pacific Life Short Term Funding,
LLC
4,700,000 5.500% ,2/1/2024
b
4,699,308
4,200,000 5.410% ,3/21/2024
b
4,168,792
15,000,000 5.340% ,4/5/2024
b
14,855,149
1,700,000 5.330% ,5/28/2024
b
1,670,540
Pricoa Short Term Funding, LLC
25,000,000
5.910% (SOFRRATE +
0.600%),10/7/2024
b,d
25,046,851
Principal Life Global Funding II
13,054,000
5.803% (SOFRRATE +
0.450%),4/12/2024
b,d
13,058,438
Protective Life Global Funding
6,000,000 3.104% ,4/15/2024
b
5,972,052
6,300,000
6.409% (SOFRRATE +
1.050%),12/11/2024
b,d
6,328,124
Prudential Financial, Inc.
25,000,000 5.400% ,2/8/2024
b
24,969,829
25,000,000 5.450% ,2/23/2024
b
24,913,051
Royal Bank of Canada
5,090,000
5.715% (SOFRINDX +
0.360%),7/29/2024
d
5,093,563
Royal Bank of Canada/New York,
NY
20,000,000
5.870% (SOFRRATE +
0.560%),11/1/2024
b,d
20,044,520
Simon Property Group, LP
11,244,000 3.750% ,2/1/2024 11,244,000
Standard Chartered Bank/New York
9,698,000 5.640% ,2/21/2024
b
9,668,051
Sumitomo Mitsui Banking
Corporation
6,000,000 5.630% ,2/1/2024
b
5,999,117
Sumitomo Mitsui Banking
Corporation/New York
15,000,000
5.740% (SOFRRATE +
0.430%),2/5/2024
d
15,000,611
5,000,000 5.850% ,4/24/2024 5,003,761
Sumitomo Mitsui Trust Bank, Ltd.
5,000,000 0.850% ,3/25/2024
b
4,966,483
Principal
Amount Financials (38.3%)
a
Value
Sumitomo Mitsui Trust Bank, Ltd./
New York
$ 25,000,000 5.650% ,3/1/2024
b
$ 24,889,229
Suncorp-Metway, Ltd.
5,900,000 5.730% ,4/29/2024
b
5,818,026
10,000,000 5.720% ,4/30/2024
b
9,859,500
Svenska Handelsbanken AB
7,114,000 0.550% ,6/11/2024
b
6,990,383
Swedbank AB
10,600,000 0.850% ,3/18/2024
b
10,538,947
Thunder Bay Funding, LLC
25,000,000
5.740% (SOFRRATE +
0.430%),6/6/2024
b,c,d
25,010,529
Toronto-Dominion Bank
15,890,000 0.550% ,3/4/2024 15,821,217
39,211,000
5.717% (SOFRRATE +
0.355%),3/4/2024
d
39,218,087
14,543,000 2.350% ,3/8/2024 14,498,799
6,200,000
6.269% (SOFRRATE +
0.910%),3/8/2024
d
6,204,276
6,076,000
5.709% (SOFRRATE +
0.350%),9/10/2024
d
6,076,835
10,000,000 4.285% ,9/13/2024 9,933,206
25,000,000
5.690% (SOFRRATE +
0.380%),1/7/2025
b,d
25,015,973
Toronto-Dominion Bank/New York
15,000,000 5.840% 0,4/1/2024
d
15,010,564
UBS AG/London
33,095,000
5.721% (SOFRRATE +
0.360%),2/9/2024
b,d
33,095,000
UDR, Inc.
25,000,000 5.560% ,2/8/2024
b,c
24,969,797
25,000,000 5.540% ,2/27/2024
b,c
24,895,744
US Bancorp
16,000,000 3.375% ,2/5/2024 15,996,947
Victory Receivables Corporation
25,000,000 5.610% ,2/12/2024
b,c
24,955,406
Wells Fargo Bank NA
25,000,000
5.940% (SOFRRATE +
0.630%),4/5/2024
d
25,024,676
10,000,000
5.910% (SOFRRATE +
0.600%),9/12/2024
d
10,021,093
15,000,000
5.940% (SOFRRATE +
0.630%),9/16/2024
d
15,034,863
10,000,000
5.870% (SOFRRATE +
0.560%),10/25/2024
d
10,023,192
15,000,000
5.910% (SOFRRATE +
0.600%),11/7/2024
d
15,039,406
Westpac Banking Corporation
5,000,000 3.300% ,2/26/2024 4,992,384
28,299,000
6.411% (TSFR3M +
1.032%),2/26/2024
d
28,314,152
5,000,000
5.661% (SOFRRATE +
0.300%),11/18/2024
d
5,000,390
Westpac Securities NZ, Ltd./
London
23,193,000 5.650% ,4/15/2024
b,c
22,926,522
Total 1,915,933,579
Principal
Amount Foreign ( 2.4% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
25,000,000 5.540% ,2/6/2024
b
24,977,803
46,191,000 5.455% ,2/13/2024
b
46,102,008

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Foreign (2.4%)
a
Value
$ 25,000,000 5.560% ,2/20/2024
b
$ 24,925,817
25,000,000 5.560% ,2/23/2024
b
24,914,755
Total 120,920,383
Principal
Amount Technology ( 1.0% )
a
Value
International Business Machines
Corporation
13,468,000 3.625% ,2/12/2024 13,460,341
Microchip Technology, Inc.
25,000,000 5.530% ,2/23/2024
b,c
24,910,605
10,000,000 5.530% ,2/29/2024
b,c
9,954,893
Total 48,325,839
Principal
Amount Transportation ( 5.0% )
a
Value
Canadian National Railway
Company
25,000,000 5.560% ,2/1/2024
b,c
24,996,297
25,000,000 5.500% ,2/5/2024
b,c
24,981,444
25,000,000 5.610% ,2/7/2024
b,c
24,973,993
9,710,000 5.460% ,2/13/2024
b,c
9,691,222
4,000,000 5.620% ,3/7/2024
b,c
3,978,424
10,000,000 5.590% ,3/8/2024
b,c
9,944,486
Canadian Pacific Railway Company
15,000,000 5.500% ,2/1/2024
b
14,997,741
25,000,000 5.490% ,2/14/2024
b
24,946,766
15,000,000 5.500% ,2/21/2024
b
14,951,691
Ryder System, Inc.
20,000,000 5.550% ,2/16/2024 19,951,213
25,000,000 5.520% ,2/21/2024 24,919,486
19,190,000 5.530% ,2/22/2024 19,125,177
25,000,000 5.540% ,2/23/2024 24,911,608
Union Pacific Corporation
6,000,000 3.150% ,3/1/2024 5,988,925
Total 248,358,473
Principal
Amount
U.S. Government & Agencies
( 10.5% )
a
Value
Federal Agricultural Mortgage
Corporation
45,000,000
5.510% (SOFRRATE +
0.200%),8/7/2025
d
45,014,909
Federal Farm Credit Bank
25,000,000
5.410% (SOFRRATE +
0.100%),9/19/2024
d
25,001,578
11,000,000
5.460% (SOFRRATE +
0.150%),1/3/2025
d
11,007,445
15,000,000
5.430% (FEDL 1M +
0.100%),1/24/2025
d
14,999,806
50,000,000
5.480% (FEDL 1M +
0.150%),2/3/2025
d
49,997,338
5,000,000
5.470% (SOFRRATE +
0.160%),4/10/2025
d
5,002,555
5,000,000
5.470% (SOFRRATE +
0.160%),5/15/2025
d
5,002,947
Federal Home Loan Bank
20,000,000
5.345% (SOFRRATE +
0.035%),2/16/2024
d
19,999,981
20,000,000
5.350% (SOFRRATE +
0.040%),2/16/2024
d
20,000,022
25,000,000
5.390% (SOFRRATE +
0.080%),2/26/2024
d
25,000,835
25,000,000
5.355% (SOFRRATE +
0.045%),3/4/2024
d
25,000,237
Principal
Amount
U.S. Government & Agencies
(10.5%)
a
Value
$ 18,000,000
5.360% (SOFRRATE +
0.050%),3/8/2024
d
$ 18,000,038
23,000,000
5.430% (SOFRRATE +
0.120%),3/14/2024
d
23,002,475
25,000,000
5.365% (SOFRRATE +
0.055%),5/15/2024
d
25,002,574
20,000,000
5.375% (SOFRRATE +
0.065%),5/24/2024
d
20,002,841
25,000,000
5.430% (SOFRRATE +
0.120%),5/28/2024
d
25,008,126
25,000,000
5.370% (SOFRRATE +
0.060%),6/24/2024
d
25,003,453
22,000,000
5.375% (SOFRRATE +
0.065%),7/23/2024
d
22,004,059
20,000,000
5.510% (SOFRRATE +
0.200%),1/7/2026
d
19,999,688
U.S. International Development
Finance Corporation
7,989,231
5.470% (T-BILL 3M +
FLAT),2/7/2024
d
7,989,231
6,530,400
5.500% (T-BILL 3M +
FLAT),2/7/2024
d
6,530,400
10,470,085
5.500% (T-BILL 3M +
FLAT),2/7/2024
d
10,470,085
10,790,598
5.500% (T-BILL 3M +
FLAT),2/7/2024
d
10,790,598
2,222,220
5.500% (T-BILL 3M +
FLAT),2/7/2024
d
2,222,220
10,000,000 5.780% ,6/14/2024 10,069,343
U.S. Treasury Notes
50,000,000
5.332% (USBMMY 3M +
0.037%),7/31/2024
d
49,976,860
Total 522,099,644
Principal
Amount U.S. Municipals ( 1.6% )
a
Value
Austin, TX
17,500,000 5.400% ,2/12/2024
c
17,497,525
Idaho Housing & Finance
Association
12,850,000 5.620% ,2/7/2024
c
12,850,207
25,000,000 5.750% ,3/6/2024
c
25,005,778
24,000,000 5.750% ,3/7/2024
c
24,005,698
Total 79,359,208
Principal
Amount Utilities ( 17.9% )
a
Value
Ameren Illinois Company
5,000,000 5.570% ,2/8/2024 4,993,959
American Electric Power Company,
Inc.
15,000,000 5.480% ,2/9/2024
b
14,979,589
25,000,000 5.640% ,2/13/2024
b
24,950,627
25,000,000 5.700% ,2/14/2024
b
24,946,766
25,896,000 5.620% ,3/11/2024
b
25,735,253
Berkshire Hathaway Energy
Company
9,000,000 5.500% ,2/6/2024
b
8,991,857
25,000,000 5.590% ,2/13/2024
b
24,950,647
25,000,000 5.590% ,2/16/2024
b
24,939,055
Consolidated Edison Company of
New York, Inc.
25,000,000 5.610% ,2/15/2024
b
24,942,896
25,000,000 5.610% ,2/16/2024
b
24,939,017
10,000,000 5.500% ,3/7/2024
b
9,944,360

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Utilities (17.9%)
a
Value
$ 25,000,000 5.640% ,3/13/2024
b
$ 24,837,600
25,160,000 5.500% ,3/15/2024
b
24,988,737
10,000,000 5.500% ,3/18/2024
b
9,927,228
DTE Electric Company
25,000,000 5.400% ,2/6/2024 24,976,345
25,000,000 5.400% ,2/8/2024 24,968,440
25,000,000 5.430% ,2/21/2024 24,917,721
DTE Energy Company
25,000,000 5.520% ,2/9/2024
b,c
24,965,981
21,000,000 5.500% ,2/15/2024
b,c
20,952,032
Duke Energy Corporation
35,000,000 5.360% ,2/1/2024
b
34,994,729
25,000,000 5.630% ,2/6/2024
b
24,977,381
13,400,000 5.400% ,2/8/2024
b
13,383,811
29,695,000 5.438% ,2/12/2024
b
29,640,930
22,000,000 5.480% ,3/19/2024
b
21,835,968
Enbridge US, Inc.
15,000,000 5.550% ,2/16/2024
b,c
14,962,799
Kinder Morgan, Inc.
7,750,000 5.450% ,2/1/2024
b
7,748,773
National Rural Utilities Cooperative
Finance Corporation
26,320,000 5.470% ,2/5/2024 26,300,537
NiSource, Inc.
25,000,000 5.500% ,2/21/2024
b
24,919,486
PacifiCorp
11,510,000 3.600% ,4/1/2024 11,470,752
PECO Energy Company
42,885,000 5.380% ,2/1/2024
b
42,885,000
Sempra
15,000,000 5.480% ,2/8/2024
b
14,981,874
26,500,000 5.490% ,2/9/2024
b
26,463,924
25,000,000 5.470% ,2/14/2024
b
24,946,681
Southern Company
10,000,000 5.480% ,2/9/2024
b
9,986,393
25,000,000 5.570% ,2/13/2024
b
24,950,627
22,380,000 5.590% ,2/14/2024
b
22,332,345
25,000,000 5.590% ,2/20/2024
b
24,923,410
18,886,000 0.600% ,2/26/2024 18,821,292
Southern Power Company
25,000,000 5.580% ,2/12/2024
b
24,954,479
TransCanada PipeLines, Ltd.
10,000,000 5.520% ,2/16/2024
b
9,975,607
15,000,000 5.500% ,2/26/2024
b
14,939,834
Wisconsin Electric Power Company
7,785,000 5.380% ,2/5/2024 7,779,135
Xcel Energy, Inc.
4,500,000 5.400% ,2/7/2024
b
4,495,249
16,520,000 5.450% ,2/8/2024
b
16,500,042
Total 894,019,168
Total Investments (cost
$4,996,944,851) 100.1% $4,997,345,067
Other Assets and Liabilities,
Net (0.1)% (4,748,755)
Total Net Assets 100.0% $4,992,596,312
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $3,287,250,453 or
65.8% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
Definitions:
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
TSFR3M - CME Term SOFR 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 18,515,262 – 18,515,262 –
Basic Materials 134,328,686 – 134,328,686 –
Capital Goods 182,203,851 – 182,203,851 –
Communications Services 35,055,804 – 35,055,804 –
Consumer Cyclical 587,266,014 – 587,266,014 –
Consumer Non-Cyclical 194,039,077 – 194,039,077 –
Energy 16,920,079 – 16,920,079 –
Financials 1,915,933,579 – 1,915,933,579 –
Foreign 120,920,383 – 120,920,383 –
Technology 48,325,839 – 48,325,839 –
Transportation 248,358,473 – 248,358,473 –
U.S. Government & Agencies 522,099,644 – 522,099,644 –
U.S. Municipals 79,359,208 – 79,359,208 –
Utilities 894,019,168 – 894,019,168 –
Total Investments at Value $4,997,345,067 $– $4,997,345,067 $–

Small Cap Value Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97 .3% ) Value
Communications Services (1.2%)
92,351 Ziff Davis, Inc.
a
$ 6,224,458
Total 6,224,458
Consumer Discretionary (13.2%)
36,268 Asbury Automotive Group, Inc.
a
7,582,188
202,325 Cedar Fair, LP 8,248,790
275,366 Cheesecake Factory, Inc. 9,464,329
621,224 Everi Holdings, Inc.
a
6,466,942
48,411 Grand Canyon Education, Inc.
a
6,321,993
66,194 Lear Corporation 8,797,183
64,006 Meritage Homes Corporation 10,600,034
58,358 PVH Corporation 7,018,133
40,931 Signet Jewelers, Ltd. 4,071,816
32,881 Wyndham Hotels & Resorts, Inc. 2,562,416
Total 71,133,824
Consumer Staples (4.2%)
29,927 Casey's General Stores, Inc. 8,120,991
255,487 Pilgrim's Pride Corporation
a
6,941,582
519,282 Primo Water Corporation 7,571,131
Total 22,633,704
Energy (6.0%)
64,751 Gulfport Energy Corporation
a
8,216,902
366,616 Magnolia Oil & Gas Corporation 7,559,622
444,116 NOV, Inc. 8,664,703
408,307 TechnipFMC plc 7,896,657
Total 32,337,884
Financials (22.7%)
220,591 Ally Financial, Inc. 8,091,278
159,290 Banner Corporation 7,419,728
283,424 Cadence Bank 7,544,747
183,627 Essent Group, Ltd. 10,128,865
54,975 Evercore, Inc. 9,440,857
725,206 F.N.B. Corporation 9,558,215
613,150 First Commonwealth Financial
Corporation 8,590,231
224,608 Heartland Financial USA, Inc. 7,966,846
47,455 Houlihan Lokey, Inc. 5,684,160
509,774 Old National Bancorp 8,395,978
59,022 RLI Corporation 8,048,830
150,088 Voya Financial, Inc. 10,861,869
168,851 Western Alliance Bancorp 10,799,710
96,548 Wintrust Financial Corporation 9,363,225
Total 121,894,539
Health Care (7.3%)
167,906 Enovis Corporation
a
9,856,082
220,933 Envista Holdings Corporation
a
5,191,926
196,384 Globus Medical, Inc.
a
10,367,111
123,422 Progyny, Inc.
a
4,701,144
136,159 QuidelOrtho Corporation
a
9,328,253
Total 39,444,516
Industrials (18.6%)
130,188 AAR Corporation
a
7,918,034
253,181 Air Lease Corporation 10,585,498
279,959 Barnes Group, Inc. 9,269,442
12,060 Curtiss-Wright Corporation 2,684,194
317,393 Dun & Bradstreet Holdings, Inc. 3,678,585
218,931 Fluor Corporation
a
8,255,888
117,389 Greenbrier Companies, Inc. 5,336,504
43,476 Herc Holdings, Inc. 6,412,275
Shares Common Stock (97.3%) Value
Industrials (18.6%) - continued
92,240 Kirby Corporation
a
$ 7,255,598
66,255 ManpowerGroup, Inc. 4,912,146
451,024 Masterbrand, Inc.
a
6,345,908
46,440 Moog, Inc. 6,492,312
434,819 Schneider National, Inc. 10,661,762
121,702 Timken Company 9,968,611
Total 99,776,757
Information Technology (9.7%)
285,121 Celestica, Inc.
a
9,796,758
151,185 Ciena Corporation
a
8,012,805
69,847 FormFactor, Inc.
a
2,707,968
328,471 Knowles Corporation
a
5,357,362
101,566 MKS Instruments, Inc. 10,811,701
78,299 Plexus Corporation
a
7,416,481
581,042 TTM Technologies, Inc.
a
8,082,294
Total 52,185,369
Materials (6.9%)
82,373 Berry Plastics Group, Inc. 5,392,137
150,949 Greif, Inc. 9,450,917
136,630 Ingevity Corporation
a
5,951,603
281,003 Summit Materials, Inc.
a
10,166,688
441,650 Tronox Holdings plc 6,090,353
Total 37,051,698
Real Estate (5.4%)
93,444 Agree Realty Corporation 5,570,197
958,079 Cushman and Wakefield plc
a
10,078,991
392,531 Independence Realty Trust, Inc. 5,766,280
345,163 Plymouth Industrial REIT, Inc. 7,641,909
Total 29,057,377
Utilities (2.1%)
107,869 Black Hills Corporation 5,583,299
104,632 Spire, Inc. 5,939,959
Total 11,523,258
Total Common Stock
(cost $491,417,561) 523,263,384
Shares Short-Term Investments ( 1 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
828,874 5.670% 8,288,744
Total Short-Term Investments
(cost $8,288,744) 8,288,744
Total Investments (cost
$499,706,305) 98.8% $ 531,552,128
Other Assets and Liabilities, Net
1.2% 6,522,681
Total Net Assets 100.0% $ 538,074,809
a Non-income producing security.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Value Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,224,458 6,224,458 – –
Consumer Discretionary 71,133,824 71,133,824 – –
Consumer Staples 22,633,704 22,633,704 – –
Energy 32,337,884 32,337,884 – –
Financials 121,894,539 121,894,539 – –
Health Care 39,444,516 39,444,516 – –
Industrials 99,776,757 99,776,757 – –
Information Technology 52,185,369 52,185,369 – –
Materials 37,051,698 37,051,698 – –
Real Estate 29,057,377 29,057,377 – –
Utilities 11,523,258 11,523,258 – –
Subtotal Investments in Securities $ 523,263,384 $ 523,263,384 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 8,288,744
Subtotal Other Investments $ 8,288,744
Total Investments at Value $ 531,552,128
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 13,034 $ 19,558 $ 24,303 $ 8,289 829 1.5%
Total Affiliated Short-Term Investments 13,034 8,289 1.5
Total Value $ 13,034 $ 8,289
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $179
Total Income/Non Cash Income from Affiliated Investments $179
Total $– $– $ –

Notes to Schedule of Investments
as of January 31, 2024
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Thrivent Money Market on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount
to maturity. Thrivent Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the Committee.  Private Funds are
typically valued at an amount equal to the Net Asset Value (NAV)
of a fund's investment in the Private Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that for the Private Funds held by the Funds, if the NAV of the
Private Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of January 31, 2024
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in

Notes to Schedule of Investments
as of January 31, 2024
(unaudited)

the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the three months ended January 31, 2024, Core
Emerging Markets Equity, Core International Equity, and Core Low
Volatility Equity used equity futures to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.